          As filed with the Securities and Exchange Commission on August 1, 2000

                                                     Securities Act No. 33-44964
                                        Investment Company Act File No. 811-6526

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

                  Pre-Effective Amendment No.                           [ ]
                                               --


                  Post-Effective Amendment No. 72                       [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]


                  Amendment No. 74                                      [X]



                               THE COVENTRY GROUP
                               ------------------
               (Exact Name of Registrant as Specified in Charter)


                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (614) 470-8000
                                                 -----------------


                           Patrick W.D. Turley, Esq.
                             Dechert Price & Rhoads
                               1775 Eye Street, NW
                             Washington, D.C. 20006
                             ----------------------
                     (Name and Address of Agent for Service)


                                 With Copies to:
                                 ---------------


                                R. Jeffrey Young
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

                                   QUESTIONS?
                              Call 1-800-706-FUND
                       or your investment representative.

                           BRENTON MUTUAL FUNDS LOGO

                                U.S. GOVERNMENT
                               MONEY MARKET FUND


                                (CLASS S SHARES)


                                ---------------

                        PROSPECTUS DATED AUGUST 1, 2000
                                ---------------

                               BRENTON BANK LOGO
                                  BRENTON BANK
                               Investment Adviser

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         BRENTON MUTUAL FUNDS                         TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                      [ICON]
Carefully review this                             3  Brenton U.S. Government Money Market Fund
important section for a
summary of the Fund's
investment, risks and fees.

                                                INVESTMENT OBJECTIVE AND STRATEGIES

                                      [ICON]
This section contains                             6  Investment Objective
details on the Fund's                             6  Policies and Strategies
investment strategies and                         7  Investment Risks
risks.

                                                SHAREHOLDER INFORMATION

                                      [ICON]
Consult this section to                           8  Pricing of Fund Shares
obtain details on how                             8  Purchasing and Adding to Your Shares
shares are valued, how to                        11  Selling Your Shares
purchase, sell and exchange                      13  Exchanging Your Shares
shares, related charges and                      14  Dividends, Distributions and Taxes
payments of dividends.

                                                FUND MANAGEMENT

                                      [ICON]
Review this section for                          15  The Investment Adviser
details on the organizations                     15  The Distributor and Administrator
who oversee the Fund.

                                                FINANCIAL HIGHLIGHTS

                                      [ICON]
Review this section for                          16  Brenton U.S. Government Money Market Fund
details on the selected
financial statements of the
Fund.

 [ICON]
                                                    U.S. GOVERNMENT MONEY
            RISK/RETURN SUMMARY AND FUND EXPENSES             MARKET FUND

                            RISK/RETURN SUMMARY OF BRENTON
                            U.S. GOVERNMENT MONEY MARKET FUND

    INVESTMENT OBJECTIVES             The U.S. Government Money Market Fund seeks current income consistent with maintaining liquidity and stability of
                                      income.

    PRINCIPAL                         The Fund invests in short-term U.S. Treasury bills, notes
    INVESTMENT STRATEGIES             and other short- term obligations issued or guaranteed by
                                      the U.S. Government, its agencies or instrumentalities which have remaining maturities of 397 calendar days (thirteen
                                      months) or less. The Money Market Fund may also invest in
                                      master demand notes and repurchase agreements with respect to U.S. Government Obligations. The short-term U.S.
                                      Government Obligations in the Fund's portfolio will differ only in the agencies that issue them, their interest rates, maturities and times of issuance. The dollar-weighted
                                      average maturity of the obligations held by the Money Market
                                      Fund will not exceed 90 days. During normal market
                                      conditions, the Fund will generally acquire only U.S.
                                      Government Obligations the interest on which is generally
                                      exempt from state income taxation.

    PRINCIPAL                         An investment in the Fund is not a deposit of, or guaranteed
    INVESTMENT RISKS                  or endorsed by Brenton Bank, its parent holding company
                                      Brenton Banks, Inc. or their affiliates, and it is not
                                      insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency. Although the
                                      Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the
                                      Fund.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - are seeking current income and the preservation of capital
                                      - have a low risk tolerance
                                      - are investing for a short-term purpose and are willing to accept lower potential returns in exchange for a high degree of safety
                                      This Fund will not be appropriate for someone:
                                      - investing for a long-term goal or for retirement
                                      - seeking a high total return

                                                    U.S. GOVERNMENT MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                      MARKET FUND


   The chart and table on this
   page show how the Class S
   Shares of the Money Market
   Fund have performed. The
   bar chart shows the Fund's
   performance for the
   calendar year ended
   December 31, 1999. Class S
   Shares of the Fund were not
   offered prior to October 8,
   1998.

                                              PERFORMANCE BAR CHART AND TABLE(1)

                                              TOTAL RETURN AS OF 12/31
                                    [BAR CHART]

1999                                                                             3.97%


                                    The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Of course, past performance does not indicate how the Fund will perform in the future.


                                                 Best quarter:  Q4
                                                 1999     +1.10%


                                                 Worst quarter: Q2
                                                 1999                 +0.89%


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending

                                                     December 31, 1999)



                                       CLASS S        PAST         SINCE
                                      INCEPTION       YEAR       INCEPTION
 MONEY MARKET FUND
 CLASS S SHARES                        10/8/98        3.97%         4.00%



As of June 30, 2000, the 7-day average yield and 7-day effective yield for the Class S Shares of the Money Market Fund was 5.28% and 5.42%, respectively.



(1) Both charts assume reinvestment of dividends and distributions.

                                                    U.S. GOVERNMENT MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                      MARKET FUND

                                                 FEES AND EXPENSES


                                                SHAREHOLDER FEES
                                                (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                Maximum Sales Charge (load) Imposed on
                                                Purchases                                     None
                                                Maximum Deferred Sales Charge (load)          None
                                                ANNUAL FUND OPERATING EXPENSES
                                                (EXPENSES THAT ARE DEDUCTED FROM FUND
                                                ASSETS)

                                                Management Fee(s)(1)                          0.26%
                                                Distribution and Service (12b-1) Fee(s)(2)    0.75%
                                                Other Expenses(3)                             0.67%
                                                Total Fund Operating Expenses(4)              1.68%



                                    (1) The Investment Adviser has contractually agreed to limit the management fees paid by the Fund for the current fiscal year to 0.26%.


                                    (2) The Distributor is currently limiting the distribution fees paid by the Fund for the current fiscal year to 0.25%.


                                    (3) The Administrator is currently limiting a portion of the administration fee so that Other Expenses are expected to be 0.62%.



                                    (4) TOTAL FUND OPERATING EXPENSES AFTER
                                    THESE LIMITATIONS ARE EXPECTED TO BE 1.13%.
                                    These expense limitations may be revised or canceled at any time.

   This table describes the
   fees and expenses that you
   may pay if you buy and
   hold shares of the Class S
   Shares of the Money Market
   Fund.

                                                  EXPENSE EXAMPLE


                                                                                          1      3      5       10
                                                                                       YEAR   YEARS  YEARS   YEARS
                                                U.S. GOVERNMENT MONEY MARKET FUND
                                                (CLASS S SHARES)                       $171   $530   $913   $1,987


   Use this table to compare
   fees and expenses with those
   of other Funds. It
   illustrates the amount of
   fees and expenses you would
   pay, assuming the following:
     - $10,000 investment
     - 5% annual return
     - redemption at the end of
       each period
     - no changes in the Fund's
       operating expenses
     - reinvestment of dividends
       and distributions
   Because this example is
   hypothetical and for
   comparison purposes only,
   your actual costs will be
   different.

 [ICON]
            INVESTMENT OBJECTIVE AND STRATEGIES

   BRENTON U.S. GOVERNMENT MONEY MARKET FUND
   TICKER SYMBOL:  BREXX
   INVESTMENT OBJECTIVE

   The investment objective of the U.S. Government Money Market Fund is to seek current income consistent with maintaining liquidity and stability of principal. The Fund seeks to maintain a stable net asset value of $1.00 per share.

   POLICIES AND STRATEGIES

   The Fund invests in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities which have remaining maturities of 397 calendar days (thirteen months) or less. The dollar-weighted average maturity of the obligations held by the Fund will not exceed 90 days.

   Consistent with the U.S. Government Money Market Fund's investment objective, the Fund:

     - may invest in master demand notes

     - may invest in "stripped" U.S. Treasury obligations offered under the STRIPS or CUBES program which are direct obligations of the U.S. Government

     - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

     - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income

     - may purchase securities on a when-issued or delayed-delivery basis in which a security's price and yield are fixed on a specific date but payment and delivery are scheduled for a future date beyond the standard settlement period

     - may invest in other investment companies

   INVESTMENT OBJECTIVE AND STRATEGIES

   INVESTMENT RISKS
   RISK FACTORS

   An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested.

   Generally, the Fund will be subject to the following risks:

   MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

   INTEREST RATE RISK: Interest rate risk refers to the risk that the value of the Fund's securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

   CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations.

 [ICON]
            SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES
   ----------------------------------------
   HOW NAV IS CALCULATED

   The NAV is calculated by
   adding the total value of
   the Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:
              NAV =
   Total Assets - Liabilities
   --------------------------
        Number of Shares
           Outstanding

   You can find the Fund's
   yield weekly in The Wall
   Street Journal and other
   newspapers.

   ---------------------------

                                          The Fund's per share net asset value
                                          (NAV) is determined and its shares are
                                          priced as of 11:00 a.m. (Central time)
                                          and the close of regular trading on
                                          the New York Stock Exchange (NYSE),
                                          normally at 3:00 p.m., Central time,
                                          on days the NYSE is open.

                                          Your order for purchase, sale or
                                          exchange of shares is priced at the
                                          next NAV calculated after your order
                                          is accepted by the Fund. This is what
                                          is known as the offering price.

                                          The Fund's securities are valued based
                                          upon the amortized cost method. This
                                          method involves valuing an instrument
                                          at its cost and thereafter applying a
                                          constant amortization to maturity of
                                          any discount or premium, regardless of
                                          the impact of fluctuating interest
                                          rates on the market value of the
                                          investment.
   PURCHASING AND ADDING TO YOUR SHARES

   You may purchase the Fund
   through the Distributor or
   through investment
   representatives, who may
   charge additional fees and
   may require higher minimum
   investments or impose other
   limitations on buying and
   selling shares. If you
   purchase shares through an
   investment representative,
   that party is responsible
   for transmitting orders by
   the cut-off time for
   purchase and sale requests.
   Consult your investment
   representative for specific
   information.

                                                                                 MINIMUM      MINIMUM
                                                                                 INITIAL     SUBSEQUENT
                                                             ACCOUNT TYPE       INVESTMENT   INVESTMENT
                                                        Regular                   $  100        $ 25
                                                        (non-retirement)
                                                        -----------------------------------------------
                                                        Retirement                $  100        $ --
                                                        -----------------------------------------------
                                                        Automatic Investment
                                                        Plan                      $  100        $ 25

                                          All purchases must be in U.S. dollars.
                                          A fee will be charged for any checks
                                          that do not clear. Third-party checks
                                          are not accepted.

                                          The Fund may waive its minimum
                                          purchase requirement and the
                                          Distributor may reject a purchase
                                          order if it considers it in the best
                                          interest of the Fund and its
                                          shareholders.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY REGULAR MAIL

   Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "Brenton U.S. Government Money Market Fund."


   3. Mail to: Brenton Mutual Funds, c/o BISYS Fund Services, P.O. Box 182520, Columbus, OH 43218-2520


   Subsequent:

   1. Use the investment slip attached to your account statement. Or, if unavailable,

   2. Include the following information on a piece of paper:
      - Fund name
      - Amount invested
      - Account name
      - Account number

      Include your account number on your check.


   3. Mail to: Brenton Mutual Funds, c/o BISYS Fund Services, P.O. Box 182520, Columbus, OH 43218-2520


   BY OVERNIGHT SERVICE

   SEE INSTRUCTIONS 1-2 ABOVE FOR SUBSEQUENT INVESTMENTS.

   4. Send to: Brenton Mutual Funds, c/o BISYS Fund Services,
      Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219.

   BY WIRE TRANSFER
   Note: Your bank may charge a wire transfer fee.

   For initial investment:

     Fax the completed application, along with a request for a confirmation number to 1-614-470-8750. Follow the instructions below after receiving your confirmation number.

   For initial and subsequent investments:
     Instruct your bank to wire transfer your investment to:
     Name of Bank: Huntington National Bank
     Routing Number: ABA #044000024
     DDA#: 01899607480

     Include:
     Your name
     Your confirmation number

   AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-706-FUND TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK.

   You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   AUTOMATIC INVESTMENT PLAN

   You can make automatic investments in the Fund from your bank account. Automatic investments can be as little as $25, once you've invested the $100 minimum required to open the account.

   To invest regularly from your bank account:

   - Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     - Your bank name, address and ABA number

     - Your checking or savings account number

     - The amount you wish to invest automatically (minimum $25)

     - How often you want to invest (monthly, bi-monthly or quarterly)

     - Attach a voided personal check or savings deposit slip.

   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION

   SELLING YOUR SHARES
   INSTRUCTIONS FOR SELLING SHARES
   You may sell your shares
   at any time. Your sales
   price will be the next NAV
   after your sell order is
   received by the Fund, its
   transfer agent, or your
   investment representative.
   Normally you will receive
   your proceeds within a
   week after your request is
   received. See section on
   "General Policies on
   Selling Shares" below.
                                   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

                                   As a mutual fund shareholder, you are
                                   technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

   BY TELEPHONE (unless you have declined telephone sales privileges)
   1. Call 1-800-706-FUND with instructions as to how you wish to receive your funds (check, wire, electronic transfer).

   BY MAIL
   1. Call 1-800-706-FUND to request redemption forms or write a letter of instruction indicating:
      - your Fund and account number
      - amount you wish to redeem
      - address where your check should be sent
      - account owner signature

   2. Mail to: Brenton Mutual Funds, c/o BISYS Fund Services, P.O. Box 182520 Columbus, OH 43218-2520


   BY OVERNIGHT SERVICE

   SEE INSTRUCTION 1 ABOVE.

   2. Send to: Brenton Mutual Funds, c/o BISYS Fund Services, Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219


   WIRE TRANSFER
   You must indicate this option on your application.

   The Fund may charge a wire transfer fee.
   Note: Your financial institution may also charge a separate fee.

   Call 1-800-706-FUND to request a wire transfer.

   If you call by 11 a.m. Central time, your payment will normally be wired to your bank on the same business day.

   AUTOMATIC WITHDRAWAL PLAN
   You can receive automatic payments from your account on a monthly or quarterly basis. The minimum withdrawal is $100. To activate this feature:
     - Make sure you've checked the appropriate box and completed the Automatic Withdrawal section of the Account Application. Or call 1-800-706-FUND.
     - Include a voided personal check.
     - Your account must have a value of $10,000 or more to start withdrawals.
     - If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

   SHAREHOLDER INFORMATION

   GENERAL POLICIES ON SELLING SHARES
   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Redemption requests requiring a signature guarantee which include each of the following.

      - Redemptions over $50,000

      - Your account registration or the name(s) in your account has changed within the last 15 days

      - The check is not being mailed to the address on your account

      - The check is not being made payable to the owner of the account

      - The redemption proceeds are being transferred to another Fund account with a different registration.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, credit union, clearing agency, or savings association.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a wire transfer or a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   REDEMPTION IN KIND

   The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund's operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   SHAREHOLDER INFORMATION

   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in your account.

   DISTRIBUTION AND SERVICE (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

   The Distributor may use up to one-third of the 12b-1 fee for shareholder servicing and up to two-thirds for distribution.

   Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

   The Distributor and the Adviser, at their expense, may provide compensation to dealers in connection with sales of Shares of a Fund.

   EXCHANGING YOUR SHARES

   You can exchange your shares in the Fund for shares of another Brenton Mutual Fund, usually without paying additional sales charges (see "Notes" below). No transaction fees are charged for exchanges.
   You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   INSTRUCTIONS FOR EXCHANGING SHARES


   Exchanges may be made by sending a written request to Brenton Mutual Funds, c/o BISYS Fund Services, P.O. Box 182520, Columbus OH 43218-2520, or by calling 1-800-706-FUND. Please provide the following information:

     - Your name and telephone number
     - The exact name on your account and account number
     - Taxpayer identification number (usually your Social Security number)
     - Dollar value or number of shares to be exchanged
     - The name of the Fund from which the exchange is to be made
     - The name of the Fund into which the exchange is being made.

   See "Selling your Shares" for important information about telephone transactions.

   NOTES ON EXCHANGES

     - To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to four exchanges within a calendar year.

     - The registration and tax identification numbers of the two accounts must be identical.

     - The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   SHAREHOLDER INFORMATION

   EXCHANGING YOUR SHARES
   CONTINUED

   BRENTON MUTUAL FUND
   INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

   A Brenton Mutual Fund IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement programs. A Brenton Mutual Fund IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

   All Brenton Mutual Fund IRA distribution requests must be made in writing to BISYS Fund Services. Any additional deposits to an Brenton Mutual Fund IRA must distinguish the type and year of the contribution.

   For more information on an Brenton Mutual Fund IRA call the Funds at 1-800-706-FUND. Shareholders are advised to consult a tax adviser regarding IRA contribution and withdrawal requirements and restrictions.

   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income the Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends on the Fund are usually paid monthly. Capital gains, if any, for the Fund are distributed at least annually.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

   Dividends are taxable as ordinary income. Taxation on capital gains will vary with the length of time the Fund has held the security -- not how long the shareholder has been in the Fund.

   Dividends are taxable in the year in which they are declared, even if they are paid and appear on your account statement the following year.

   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

   The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 [ICON]
            FUND MANAGEMENT

   THE INVESTMENT ADVISER

   Brenton Bank, 2840 Ingersoll, Des Moines, Iowa, serves as the investment adviser for the Fund. Brenton Bank is a wholly-owned subsidiary of Brenton Banks, Inc., with more than 46 locations throughout Iowa. The first Brenton Bank was founded in 1881. In 1948, Brenton Banks, Inc. became Iowa's first bank holding company and presently has more than $2.0 billion in total assets.


   Brenton Bank, through its Trust & Investment Management Division, has been managing customer assets for over 60 years and currently provides fiduciary and investment management services to clients throughout the Midwest. The Trust & Investment Management Division provides trust investment management and custodial services for over $1.4 billion of trust assets.


   Brenton Bank continuously reviews, supervises and administers the Fund's investment program. For these advisory services, the Fund pays Brenton Bank an advisory fee at the annual rate of up to .40% of the Fund's first $250 million in net assets and up to .30% of the Fund's net assets in excess of $250 million. For the fiscal year ended March 31, 2000, the Fund paid 0.26% of the Fund's average daily net assets in investment advisory fees to the Adviser.



   The Statement of Additional Information has more detailed information about the Adviser and the other service providers.


   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services serves as each Fund's distributor and administrator. Their address is 3435 Stelzer Road, Columbus, OH 43219.

   CAPITAL STRUCTURE. The Coventry Group was organized as a Massachusetts business trust on January 8, 1992 and overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series except as otherwise expressly required by law.

 [ICON]
                                                    U.S. GOVERNMENT MONEY
            FINANCIAL HIGHLIGHTS                              MARKET FUND

   FINANCIAL HIGHLIGHTS
   The financial highlights table is intended to help you understand the Fund's financial performance since its inception. The Class S Shares were not offered prior to October 8, 1998. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, which is available upon request.


                                                                                          YEAR          OCTOBER 8,
                                                                                          ENDED          1998 TO
                                                                                        MARCH 31,       MARCH 31,
                                                                                          2000           1999(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                                                 $1.000          $ 1.000
    -----------------------------------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT OPERATIONS:
      Net Investment Income                                                               0.041            0.020
    -----------------------------------------------------------------------------------------------------------------
        Total from investment operations                                                  0.041            0.020
    -----------------------------------------------------------------------------------------------------------------
    LESS DISTRIBUTIONS:
      From net investment income                                                         (0.041)          (0.020)
    -----------------------------------------------------------------------------------------------------------------
        Total distributions                                                              (0.041)          (0.020)
    -----------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                                       $1.000          $ 1.000
    -----------------------------------------------------------------------------------------------------------------
    Total return                                                                           4.23%            1.89%(b)
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000s)                                                   $7,530          $10,070
      Ratio of expenses to average net assets                                              1.17%            1.11%(c)
      Ratio of net investment income to average
        net assets                                                                         4.11%            3.94%(c)
      Ratio of expenses to average net assets*                                             1.82%            1.81%(c)


    * During the period certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN RECEIVE FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER THAT SELLS THE FUND. OR CONTACT THE FUND AT:


                            BRENTON MUTUAL FUNDS
                            C/O BISYS FUND SERVICES
                            P.O. BOX 182520
                            COLUMBUS, OHIO 43218-2520
                            TELEPHONE: 1-800-706-FUND


You can review the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:


  - For a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-202-942-8090, or by electronic request by e-mailing the Commission at the following address: publicinfo@sec.gov.



  - Free from the EDGAR Database on the Commission's Website at http://www.sec.gov.


Investment Company Act file no. 811-6526.


BR2P 08100

                                   QUESTIONS?
                              Call 1-800-706-Fund
                       or your investment representative.

                          [BRENTON MUTUAL FUNDS LOGO]

                               VALUE EQUITY FUND
                          INTERMEDIATE U.S. GOVERNMENT
                                SECURITIES FUND
                                      AND
                                U.S. GOVERNMENT
                               MONEY MARKET FUND
                                (CLASS M SHARES)

                                ---------------


                        PROSPECTUS DATED AUGUST 1, 2000

                                ---------------

                              [BRENTON BANK LOGO]
                                  BRENTON BANK

                               Investment Adviser


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         BRENTON MUTUAL FUNDS                         TABLE OF CONTENTS

                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                      [ICON]
Carefully review this                             3  Brenton Value Equity Fund
important section for a                           6  Brenton Intermediate U.S. Government Securities
summary of each Fund's                               Fund
investment, risks and fees.                       9  Brenton U.S. Government Money Market Fund

                                                INVESTMENT OBJECTIVES AND STRATEGIES

                                      [ICON]
This section contains                            12  Brenton Value Equity Fund
details on each Fund's                           13  Brenton Intermediate U.S. Government Securities
investment strategies and                            Fund
risks.                                           14  Brenton U.S. Government Money Market Fund
                                                 15  Investment Risks

                                                SHAREHOLDER INFORMATION

                                      [ICON]
Consult this section to                          16  Pricing of Fund Shares
obtain details on how shares                     16  Purchasing and Adding to Your Shares
are valued, how to purchase,                     19  Selling Your Shares
sell and exchange shares,                        21  Distribution Arrangements/Sales Charges
related charges and payments                     24  Exchanging Your Shares
of dividends.                                    25  Dividends, Distributions and Taxes

                                                FUND MANAGEMENT

                                      [ICON]
Review this section for                          26  The Investment Adviser
details on the people and                        26  Portfolio Managers
organizations who oversee                        27  The Distributor and Administrator
the Funds and their
investments.

                                                FINANCIAL HIGHLIGHTS

                                      [ICON]
Review this section for                          28  Brenton Value Equity Fund
details on the selected                          29  Brenton Intermediate U.S. Government Securities
financial statements of the                          Fund
Funds.                                           30  Brenton U.S. Government Money Market Fund

 [ICON]
            RISK/RETURN SUMMARY AND FUND EXPENSES       VALUE EQUITY FUND

                            RISK/RETURN SUMMARY OF THE BRENTON
                            VALUE EQUITY FUND

    INVESTMENT OBJECTIVE              The Value Equity Fund seeks long-term capital appreciation.

    PRINCIPAL                         The Fund invests primarily in equity securities of large
    INVESTMENT STRATEGIES             capitalization companies with strong earnings potential and will strive for high over-all return while minimizing risk through the selection of quality dividend paying equity
                                      securities. The securities of such companies will generally be traded on national securities exchanges and in the over the counter market.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.
                                      The Fund may invest a portion of its assets in foreign
                                      securities which can carry additional risks such as changes in currency exchange rates, a lack of adequate company
                                      information and political instability.

    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                   - investing for a long-term goal such as retirement (five
                                      year or longer investment horizon)
                                      - looking to add a growth component to your portfolio
                                      - willing to accept higher risks of investing in the stock market in exchange for potentially higher long term returns
                                      This Fund will not be appropriate for someone:
                                      - seeking monthly income
                                      - pursuing a short-term goal or investing emergency reserves
                                      - seeking safety of principal

   RISK/RETURN SUMMARY AND FUND EXPENSES                VALUE EQUITY FUND

                                              PERFORMANCE BAR CHART AND TABLE(1)
                                              YEAR-BY-YEAR TOTAL RETURNS AS OF
                                              12/31
                                    [PERFORMANCE BAR CHART AND TABLE]

                                                                                   %
                                                                                 -----
1995                                                                             29.92
96                                                                               20.62
97                                                                                27.8
98                                                                               19.62
99                                                                               15.99

                                    The bar chart above does not reflect the
                                    impact of any applicable sales charges or
                                    account fees which would reduce returns. Of
                                    course, past performance does not indicate
                                    how the Fund will perform in the future.
                                                 Best quarter:  Q4
                                                 1998     +22.80%
                                                 Worst quarter: Q3
                                                 1998                 -10.48%
                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending

                                                     December 31, 1999)(3)



                                              FUND      PAST    PAST 5     SINCE
                                            INCEPTION   YEAR    YEARS    INCEPTION
 VALUE EQUITY FUND
 (with maximum sales charge of 4.50%)       08/09/94    10.78%  21.56%     20.10%
 S&P 500(R)INDEX(2)                         08/09/94    21.04%  28.56%     26.45%


(1) Both chart and table assume reinvestment of dividends and distributions.

(2) The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index") is a widely recognized, unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.


(3) For the period January 1, 2000 through June 30, 2000 the aggregate (non-annualized) total returns was -0.48% versus -0.42% for the S&P 500(R) Index(2).


The chart and table on this
   page show how the Value
   Equity Fund has performed
   and how its performance has
   varied from year to year.
   The bar chart shows changes
   in the Fund's yearly
   performance for each
   calendar year since its
   inception on August 9, 1994
   to demonstrate that the
   Fund's value varied at
   differing times. The table
   below compares the Fund's
   performance over time to
   that of the S&P 500(R)
   Index.(2)

   RISK/RETURN SUMMARY AND FUND EXPENSES                VALUE EQUITY FUND

                                                 FEES AND EXPENSES


                                                SHAREHOLDER FEES
                                                (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                Maximum Sales Charge (Load) Imposed on
                                                Purchases                                     4.50%(1)
                                                Maximum Deferred Sales Charge (load)          None
                                                ANNUAL FUND OPERATING EXPENSES
                                                (EXPENSES THAT ARE DEDUCTED FROM FUND
                                                ASSETS)

                                                Management Fees                               0.74%
                                                Distribution and Service (12b-1) Fees(2)      0.50%
                                                Other Expenses                                0.41%
                                                Total Fund Operating Expenses(2)              1.65%


                                    (1) Lower sales charges are available
                                    depending upon the amount invested. See
                                    "Distribution Arrangements."


                                    (2) The Distributor is currently limiting the 12b-1 fees paid by the Fund for the current fiscal year to 0.05%. TOTAL FUND OPERATING EXPENSES AFTER THIS FEE LIMITATION ARE EXPECTED TO BE 1.20%. This expense limitations may be revised or canceled at any time.

                                                 EXPENSE EXAMPLE

                                                                                      1      3        5       10
                                                                                   YEAR   YEARS   YEARS    YEARS
                                                VALUE EQUITY FUND                  $610   $947   $1,307   $2,317


This table describes the fees
and expenses that you may
pay if you buy and hold
shares of the Value Equity
Fund.

Use this table to compare fees
and expenses with those of
other Funds. It illustrates
the amount of fees and
expenses you would pay
assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's
    operating expenses
  - reinvestment of dividends
    and distributions
Because this example is
hypothetical and for
comparison purposes only,
your actual costs will be
different.

 [ICON]
                                             INTERMEDIATE U.S. GOVERNMENT
            RISK/RETURN SUMMARY AND FUND EXPENSES         SECURITIES FUND

                            RISK/RETURN SUMMARY OF THE BRENTON INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND


    INVESTMENT OBJECTIVES             The Intermediate U.S. Government Securities Fund seeks total return consistent with the production of current income and the preservation of capital.

    PRINCIPAL                         The Fund invests primarily in U.S. Government Obligations and will maintain
    INVESTMENT STRATEGIES             a dollar-weighted average portfolio maturity of 3 to 10 years. Total return will consist of interest from underlying securities and capital appreciation reflected in unrealized increases in the value of portfolio securities
                                      (realized by the Shareholder only if the Shareholder has sold its Shares) or realized from the purchase and sale of securities. Because the market value of fixed income securities can be expected to vary inversely to changes in prevailing interest rates, investing in such fixed income securities can provide an opportunity for capital appreciation when interest rates are expected to decline. Likewise, the value of such fixed income securities can be expected to decline when interest rates increase.

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate with market
    INVESTMENT RISKS                  conditions and interest rates, so will the value of your investment in the
                                      Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.

    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                   - looking to add a monthly income component to your portfolio
                                      - seeking higher potential returns than provided by money market funds
                                      - willing to accept the risks of price and dividend fluctuations
                                      This Fund will not be appropriate for someone:
                                      - investing emergency reserves
                                      - seeking safety of principal

                                             INTERMEDIATE U.S. GOVERNMENT
   RISK/RETURN SUMMARY AND FUND EXPENSES                  SECURITIES FUND


   The chart and table on this
   page show how the
   Intermediate U.S.
   Government Securities Fund
   has performed and how its
   performance has varied from
   year to year. The bar chart
   shows changes in the Fund's
   yearly performance for each
   calendar year since its
   inception on August 9, 1994
   to demonstrate that the
   Fund's performance varied
   value at differing times.
   The table below compares
   the Fund's performance over
   time to that of its current
   primary benchmark the
   Merrill Lynch 3 to 7 year
   Government Index(2) and
   also to its new benchmark
   the Lehman Brothers
   Government/Credit Bond
   Index.(3)



                                                    FUND      PAST    PAST 5     SINCE
                                                  INCEPTION   YEAR    YEARS    INCEPTION
 INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND
 (with maximum sales charge of 3.50%)               8/9/94    -5.00%   5.29%      4.73%
 MERRILL LYNCH 3 TO 7 YEAR GOVERNMENT INDEX(2)      8/9/94    -0.78%   7.38%      6.74%
 LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX(3)    8/9/94     0.39%   7.61%      6.39%


(1) Both charts assume reinvest of dividends and distributions.
(2) An unmanaged index generally representative of the performance of intermediate U.S. government securities.


(3) An unmanaged broad based index representative of the total return of long-term government and corporate bonds.



(4) For the period January 1, 2000 through June 30, 2000 the aggregate (non-annualized) total returns was 2.43% versus 3.85% for the Merrill Lynch 3 to 7 year Government Index(2) and 3.22% for the Lehman Brothers Government/Credit Bond Index(3).

PERFORMANCE BAR CHART AND TABLE(1)

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
[PERFORMANCE CHART]

                                                                                   %
                                                                                 -----
1995                                                                             14.15

96                                                                                 2.6

97                                                                                7.54

98                                                                                8.13

99                                                                               -1.55


The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns.
                                    Of course, past performance does not
                                    indicate how the Fund will perform in the
                                    future.
Best quarter:  Q3 1998     +4.74%
Worst quarter: Q1 1996     -1.77%

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ending


December 31, 1999)(4)

                                             INTERMEDIATE U.S. GOVERNMENT
   RISK/RETURN SUMMARY AND FUND EXPENSES                  SECURITIES FUND

                                                 FEES AND EXPENSES


                                                SHAREHOLDER FEES
                                                (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                Maximum Sales Charge (load) Imposed on
                                                Purchases                                     3.50%(1)
                                                Maximum Deferred Sales Charge (load)          None
                                                ANNUAL FUND OPERATING EXPENSES
                                                (EXPENSES THAT ARE DEDUCTED FROM FUND
                                                ASSETS)

                                                Management Fees                               0.50%
                                                Distribution and Service (12b-1) Fees(2)      0.50%
                                                Other Expenses(2)                             0.60%
                                                Total Fund Operating Expenses(2)              1.60%


                                    (1) Lower sales charges are available
                                    depending upon the amount invested. See
                                    "Distribution Arrangements."


                                    (2) The Distributor is currently limiting the 12b-1 fees paid by the Fund for the current fiscal year to 0.02%. The Administrator is currently limiting a portion of the administration fee so that Other Expenses are expected to be 0.49%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE LIMITATIONS ARE EXPECTED TO BE 1.01%. These expense limitations may be revised or canceled at any time.

                                                  EXPENSE EXAMPLE


                                                                                       1      3        5       10
                                                                                    YEAR   YEARS   YEARS    YEARS
                                                INTERMEDIATE U.S. GOVERNMENT
                                                SECURITIES FUND                     $507   $837   $1,190   $2,184



This table describes the fees
   and expenses that you may
   pay if you buy and hold
   shares of the Intermediate
   U.S. Government Securities
   Fund.

Use this table to compare fees
   and expenses with those of
   other Funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's
    operating expenses
  - reinvestment of dividends
    and distributions
Because this example is
   hypothetical and for
   comparison purposes only,
   your actual costs will be
   different.

 [ICON]
                                                    U.S. GOVERNMENT MONEY
            RISK/RETURN SUMMARY AND FUND EXPENSES             MARKET FUND

                            RISK/RETURN SUMMARY OF BRENTON
                            U.S. GOVERNMENT MONEY MARKET FUND

    INVESTMENT OBJECTIVES             The U.S. Government Money Market Fund seeks current income consistent with maintaining liquidity and stability of
                                      principal.

    PRINCIPAL                         The Fund invests in short-term U.S. Treasury bills, notes
    INVESTMENT STRATEGIES             and other short-term obligations issued or guaranteed by the
                                      U.S. Government, its agencies or instrumentalities which
                                      have remaining maturities of 397 calendar days (thirteen
                                      months) or less. The Money Market Fund may also invest in
                                      master demand notes and repurchase agreements with respect to U.S. Government Obligations. The short-term U.S.
                                      Government Obligations in the Fund's portfolio will differ only in the agencies that issue them, their interest rates, maturities and times of issuance. The dollar-weighted
                                      average maturity of the obligations held by the Money Market
                                      Fund will not exceed 90 days. During normal market
                                      conditions, the Fund will generally acquire only U.S.
                                      Government Obligations the interest on which is generally
                                      exempt from state income taxation.

    PRINCIPAL                         An investment in the Fund is not a deposit of, or guaranteed
    INVESTMENT RISKS                  or endorsed by Brenton Bank, its parent holding company
                                      Brenton Banks, Inc. or their affiliates, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - are seeking current income and the preservation of capital
                                      - have a low risk tolerance
                                      - are investing for a short-term purpose and are willing to accept lower potential returns in exchange for a high degree of safety
                                      This Fund will not be appropriate for someone:
                                      - investing for a long-term goal or for retirement
                                      - seeking a high total return

                                                    U.S. GOVERNMENT MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                      MARKET FUND

   The chart and table on this
   page show how the Class M
   Shares of the Money Market
   Fund have performed and how
   their performance has
   varied from year to year.
   The bar chart shows changes
   in the Fund's yearly
   performance for each
   calendar year since its
   inception on August 9, 1994
   to demonstrate that the
   Fund's performance varied
   at differing times.


                                       FUND        PAST     PAST 5       SINCE
                                     INCEPTION     YEAR     YEARS      INCEPTION
 MONEY MARKET FUND
 CLASS M SHARES                        8/9/94      4.21%     4.77%        4.71%



As of June 30, 2000, the 7-day average yield and 7-day effective yield for the Class M shares of the Money Market Fund was 5.51% and 5.66%, respectively.


(1) Both charts assume reinvestment of dividends and distributions. PERFORMANCE BAR CHART AND TABLE(1)

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
[PERFORMANCE BAR CHART AND TABLE]

1995                                                                             5.23

96                                                                               4.71

97                                                                               4.87

98                                                                               4.83

99                                                                               4.21


The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns.
                                    Of course, past performance does not
                                    indicate how the Fund will perform in the
                                    future.
Best quarter:  Q2 1995                                               +1.34%

Worst quarter: Q2 1999                                               +0.94%


AVERAGE ANNUAL TOTAL RETURNS

(for the periods ending


December 31, 1999)

                                                    U.S. GOVERNMENT MONEY
   RISK/RETURN SUMMARY AND FUND EXPENSES                      MARKET FUND

                                                 FEES AND EXPENSES


                                                SHAREHOLDER FEES
                                                (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                Maximum Sales Charge (load) Imposed on
                                                Purchases                                     None
                                                Maximum Deferred Sales Charge (load)          None
                                                ANNUAL FUND OPERATING EXPENSES
                                                (EXPENSES THAT ARE DEDUCTED FROM FUND
                                                ASSETS)

                                                Management Fees(1)                            0.26%
                                                Distribution and Service (12b-1) Fees(2)      0.50%
                                                Other Expenses(2)                             0.66%
                                                Total Fund Operating Expenses(2)              1.42%



                                    (1) The Investment Adviser has contractually agreed to limit the management fees paid by the Fund for the current fiscal year to 0.26%.



                                    (2) The Distributor is currently limiting the 12b-1 fees paid by the Fund for the current fiscal year to 0.02%. The Administrator is currently limiting a portion of the administration fee so that Other Expenses are expected to be 0.61%. TOTAL FUND OPERATING EXPENSES AFTER THESE FEE LIMITATIONS ARE EXPECTED TO BE 0.89%. These expense limitations may be revised or canceled at any time.


                                                  EXPENSE EXAMPLE


                                                                                          1      3      5       10
                                                                                       YEAR   YEARS  YEARS   YEARS
                                                U.S. GOVERNMENT MONEY MARKET FUND
                                                (CLASS M SHARES)                       $145   $449   $776   $1,702



This table describes the fees
   and expenses that you may
   pay if you buy and hold
   shares of the Class M
   Shares of the Money Market
   Fund.

Use this table to compare fees
   and expenses with those of
   other Funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of
    each period
  - no changes in the Fund's
    operating expenses
  - reinvestment of dividends
    and distributions
Because this example is
   hypothetical and for
   comparison purposes only,
   your actual costs will be
   different.

 [ICON]
            INVESTMENT OBJECTIVES AND STRATEGIES

   BRENTON VALUE EQUITY FUND
   TICKER SYMBOL:  BRVEX

   INVESTMENT OBJECTIVE

   The primary investment objective of the Value Equity Fund is to seek long-term capital appreciation.
   POLICIES AND STRATEGIES

   The Fund invests primarily in equity securities of companies (in excess of $500 million in market capitalization) with strong earnings potential and will strive for high over-all return while minimizing risk through the selection of quality dividend paying equity securities.

   Consistent with the Value Equity Fund's investment objective, the Fund:

     - invests substantially all, but in no event less than 65%, of the value of its total assets in equity securities which are defined as common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks

     - may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated within the three highest rating categories by a rating agency at the time of purchase or unrated but deemed to be of comparable quality by the Adviser

     - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

     - may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

     - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

     - may engage in certain options transactions

     - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income

     - may purchase securities on a when-issued or delayed-delivery basis in which a security's price and yield are fixed on a specific date but payment and delivery are scheduled for a future date beyond the standard settlement period

     - may invest in other investment companies

   INVESTMENT OBJECTIVES AND STRATEGIES

   BRENTON INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND
   TICKER SYMBOL:  BIUSX

   INVESTMENT OBJECTIVE

   The investment objective of the Intermediate U.S. Government Securities Fund is to seek total return consistent with the production of current income and the preservation of capital.
   POLICIES AND STRATEGIES

   Under normal market conditions the Fund will invest substantially all, but in no event less than 65%, of the value of its total assets in U.S. Government obligations. Under normal market conditions the Fund will maintain a dollar-weighted average maturity of three to ten years.

   Consistent with the Intermediate U.S. Government Securities Fund's investment objective, the Fund:

     - may invest in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities

     - may invest in corporate debt securities and mortgage-related securities, high quality money market instruments (commercial paper, certificates of deposit and bankers acceptances), variable amount master demand notes, zero coupon obligations, variable and floating rate notes, taxable municipal bonds, leasing instruments, trust certificates and asset-backed securities

     - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

     - may engage in options transactions

     - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income

     - may purchase securities on a when-issued or delayed-delivery basis in which a security's price and yield are fixed on a specific date but payment and delivery are scheduled for a future date beyond the standard settlement period

     - may invest in other investment companies

   In the event that the Adviser determines that current market conditions are not suitable for the Fund's typical investments, the Adviser may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements.

   INVESTMENT OBJECTIVES AND STRATEGIES

   BRENTON U.S. GOVERNMENT MONEY MARKET FUND
   TICKER SYMBOL:  BREXX

   INVESTMENT OBJECTIVE

   The investment objective of the U.S. Government Money Market Fund is to seek current income consistent with maintaining liquidity and stability of principal. The Fund seeks to maintain a stable net asset value of $1.00 per share.
   POLICIES AND STRATEGIES

   The Fund invests in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities which have remaining maturities of 397 calendar days (thirteen months) or less. The dollar-weighted average maturity of the obligations held by the Fund will not exceed 90 days.

   Consistent with the U.S. Government Money Market Fund's investment objective, the Fund:

     - may invest in master demand notes

     - may invest in "stripped" U.S. Treasury obligations offered under the STRIPS or CUBES program which are direct obligations of the U.S. Government

     - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

     - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income

     - may purchase securities on a when-issued or delayed-delivery basis in which a security's price and yield are fixed on a specific date but payment and delivery are scheduled for a future date beyond the standard settlement period

     - may invest in other investment companies

   INVESTMENT OBJECTIVES AND STRATEGIES

   INVESTMENT RISKS
   RISK FACTORS: ALL FUNDS

   An investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested.

   Generally, the Funds will be subject to the following risks:

   MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Funds' performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

   INTEREST RATE RISK: Interest rate risk refers to the risk that the value of the Funds' fixed income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

   CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in a Fund's portfolio. The Funds could lose money if the issuer of a security is unable to meet its financial obligations.

 [ICON]
            SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES
   ----------------------------------------
   HOW NAV IS CALCULATED
   The NAV is calculated by
   adding the total value of
   the Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:

              NAV =
   Total Assets - Liabilities
   ----------------------------------------
        Number of Shares
           Outstanding
   You can find each Variable
   NAV Fund's NAV daily in The
   Wall Street Journal and
   other newspapers.
   The Money Market Fund's per
   share net asset value (NAV)
   is determined and its
   shares are priced as of
   11:00 a.m. (Central time)
   and the close of regular
   trading on the New York
   Stock Exchange (NYSE),
   normally at 3:00 p.m.
   (Central time) on days the
   NYSE is open.


Per share net asset value (NAV) for each of the two non-Money Market Funds (the "Variable NAV Funds") is determined and their shares are priced at the close of regular trading on the NYSE, or 3:00 p.m. Central time, whichever is earlier, on days the NYSE is open.


Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund plus any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price.

Each Variable NAV Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Funds' Trustees. The Money Market Fund values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

   ----------------------------------------
   PURCHASING AND ADDING TO YOUR SHARES
   You may purchase the Funds
   through the Distributor or
   through investment
   representatives, who may
   charge additional fees and
   may require higher minimum
   investments or impose other
   limitations on buying and
   selling shares. If you
   purchase shares through an
   investment representative,
   that party is responsible
   for transmitting orders by
   the cut-off time for
   purchase and sale requests.
   Consult your investment
   representative for specific
   information.

                                                                                 MINIMUM      MINIMUM
                                                                                 INITIAL     SUBSEQUENT
                                                             ACCOUNT TYPE       INVESTMENT   INVESTMENT
                                                        Regular                   $  100        $ 25
                                                        (non-retirement)
                                                        -----------------------------------------------
                                                        Retirement                $  100        $ --
                                                        -----------------------------------------------
                                                        Automatic Investment
                                                        Plan                      $  100        $ 25

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY REGULAR MAIL

   Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "[name of Fund]."


   3. Mail to: Brenton Mutual Funds, c/o BISYS Fund Services, P.O. Box 182520, Columbus, OH 43218-2520


   Subsequent:

   1. Use the investment slip attached to your account statement. Or, if unavailable,

   2. Include the following information on a piece of paper:
      - Fund name
      - Amount invested
      - Account name
      - Account number

      Include your account number on your check.


   3. Mail to: Brenton Mutual Funds, c/o BISYS Fund Services, P.O. Box 182520, Columbus, OH 43218-2520


   BY OVERNIGHT SERVICE

   SEE INSTRUCTIONS 1-2 ABOVE FOR SUBSEQUENT INVESTMENTS.

   4. Send to: Brenton Mutual Funds, c/o BISYS Fund Services,
      Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219.

   BY WIRE TRANSFER
   Note: Your bank may charge a wire transfer fee.

   For initial investment:

   Fax the completed application, along with a request for a confirmation number to 1-614-470-8750. Follow the instructions below after receiving your confirmation number.

   For initial and subsequent investments:
   Instruct your bank to wire transfer your investment to:
   Name of Bank: Huntington National Bank
   Routing Number: ABA #044000024
   DDA# 01899607480

   Include:
   Your name
   Your confirmation number

   AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-706-FUND TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK.

   You can add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time with 60 days notice.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   AUTOMATIC INVESTMENT PLAN

   You can make automatic investments in the Funds from your bank account. Automatic investments can be as little as $25, once you've invested the $100 minimum required to open the account.

   To invest regularly from your bank account:

   - Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     - Your bank name, address and ABA number

     - Your checking or savings account number

     - The amount you wish to invest automatically (minimum $25)

     - How often you want to invest (monthly, bi-monthly or quarterly)

     - Attach a voided personal check or savings deposit slip.

   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS
   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested dividends and distributions.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION AND MAY BE SUBJECT TO INCOME TAXES.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION

   SELLING YOUR SHARES
   INSTRUCTIONS FOR SELLING SHARES
   You may sell your shares
   at any time. Your sales
   price will be the next NAV
   after your sell order is
   received by the Fund, its
   transfer agent, or your
   investment representative.
   Normally you will receive
   your proceeds within a
   week after your request is
   received. See section on
   "General Policies on
   Selling Shares" below.

   BY TELEPHONE (unless you have declined telephone sales privileges)

   1. Call 1-800-706-FUND with instructions as to how you wish to receive your funds (check, wire, electronic transfer).

   BY MAIL

   1. Call 1-800-706-FUND to request redemption forms or write a letter of instruction indicating:
      - your Fund and account number
      - amount you wish to redeem
      - address where your check should be sent
      - account owner signature


   2. Mail to: Brenton Mutual Funds, c/o BISYS Fund Services, P.O. Box 182520 Columbus, OH 43218-2520


   BY OVERNIGHT SERVICE

   SEE INSTRUCTION 1 ABOVE UNDER "BY MAIL."


   2. Send to: Brenton Mutual Funds, c/o BISYS Fund Services, Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219


   WIRE TRANSFER

   You must indicate this option on your application.

   The Funds may charge a wire transfer fee.
   Note: Your financial institution may also charge a separate fee.

   Call 1-800-706-FUND to request a wire transfer.

   If you call by 3 p.m. Central time, your payment will normally be wired to your bank on the next business day. For the Money Market Fund, redemptions requested by 11 a.m. Central time will normally be wired to your bank on the same business day.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

   SHAREHOLDER INFORMATION

   SELLING YOUR SHARES
   CONTINUED

   AUTOMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly or quarterly basis. The minimum withdrawal is $100. To activate this feature:

     - Make sure you've checked the appropriate box and completed the Automatic Withdrawal section of the Account Application. Or call 1-800-706-FUND.

     - Include a voided personal check.

     - Your account must have a value of $10,000 or more to start withdrawals.

     - If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.
   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Redemption requests requiring a signature guarantee which include each of the following.

     - Redemptions over $10,000

     - Your account registration or the name(s) in your account has changed within the last 15 days

     - The check is not being mailed to the address on your account

     - The check is not being made payable to the owner of the account

     - The redemption proceeds are being transferred to another Fund account with a different registration.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, credit union, clearing agency, or savings association.

   VERIFYING TELEPHONE REDEMPTIONS

   The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a wire transfer or a certified check.

   SHAREHOLDER INFORMATION

   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   REDEMPTION IN KIND

   The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund's operations (for example, more than 1% of the Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in your account at the then current NAV.
   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   This section describes the sales charges and fees you will pay as an investor in the Funds and ways to qualify for reduced sales charges.


     Sales Charge (Load)                  Front-end sales charge (not applicable to the Money Market
                                          Fund); reduced sales charges available.
     Distribution and Service             Subject to annual distribution and shareholder servicing
     (12b-1) Fee                          fees of up to .50% of the Fund's total assets.

   CALCULATION OF SALES CHARGES

   Shares of the two Variable NAV Funds are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   The current sales charge rates for each of the Variable NAV Funds are as follows:

   FOR THE VALUE EQUITY FUND

                                                                                  DEALER DISCOUNTS
                                                                                   AND BROKERAGE
                                                                                    COMMISSIONS
                                                SALES CHARGE     SALES CHARGE         AS % OF
                       YOUR                      AS A % OF         AS A % OF      PUBLIC OFFERING
                    INVESTMENT                 OFFERING PRICE   YOUR INVESTMENT        PRICE
      Less than $50,000                            4.50%             4.71%             4.05%
      --------------------------------------------------------------------------------------------
      $50,000 but less than $250,000               4.00%             4.17%             3.60%
      --------------------------------------------------------------------------------------------
      $250,000 but less than $500,000              3.50%             3.63%             3.15%
      --------------------------------------------------------------------------------------------
      $500,000 but less than $1,000,000            3.00%             3.09%             2.70%
      --------------------------------------------------------------------------------------------
      $1,000,000 and above                         2.50%             2.56%             2.25%

   FOR THE INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND

                                                                                  DEALER DISCOUNTS
                                                                                   AND BROKERAGE
                                                                                    COMMISSIONS
                                                SALES CHARGE     SALES CHARGE         AS % OF
                       YOUR                      AS A % OF         AS A % OF      PUBLIC OFFERING
                    INVESTMENT                 OFFERING PRICE   YOUR INVESTMENT        PRICE
      Less than $50,000                            3.50%             3.63%             3.15%
      --------------------------------------------------------------------------------------------
      $50,000 but less than $250,000               3.00%             3.09%             2.70%
      --------------------------------------------------------------------------------------------
      $250,000 but less than $500,000              2.50%             2.56%             2.25%
      --------------------------------------------------------------------------------------------
      $500,000 but less than $1,000,000            2.00%             2.04%             1.80%
      --------------------------------------------------------------------------------------------
      $1,000,000 and above                         1.50%             1.52%             1.35%

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   SALES CHARGE REDUCTIONS

   Reduced sales charges are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

     - Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

     - Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

     - Combination Privilege. Combine accounts of multiple Funds (excluding the Money Market Fund) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

   SALES CHARGE WAIVERS

   The following classes of investors may purchase Shares of the Variable NAV Funds with no sales charge:

   (1) existing Shareholders of a Fund upon the automatic reinvestment of dividend and capital gains distributions;

   (2) Trustees of the Group, officers, directors, employees and retired employees of (a) the Adviser and its affiliates and (b) the Distributor and its affiliates, and spouses and children under the age of 21 of each of the foregoing;

   (3) employees (and their spouses and children under the age of 21) of any broker-dealer with whom the Distributor enters into a dealer agreement to sell Shares of the Fund;

   (4) investors or members of groups for whom the Adviser acts in a fiduciary, advisory, custodial (other than for individual retirement accounts), agency or similar capacity; and

   (5) investors whose shares are owned and purchases made on behalf of other investment companies distributed by The BISYS Group, Inc. or its affiliated companies.

   Each investor described in paragraphs (2) and (3) above must so identify himself/herself at the time of purchase. The Distributor may change or eliminate the foregoing waivers at any time. The Distributor may also periodically waive all or a portion of the sales charge for all investors with respect to a Variable NAV Fund. In addition, the Distributor may waive the sales charge for the purchase of a Fund's shares with the proceeds from the recent redemption of shares of another non-money market load mutual fund. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor, or by his financial institution, at the time the purchase is made. A copy of the investor's account statement showing such redemption must accompany such notice.

   The Distributor and the Adviser, at their expense, may provide compensation to dealers in connection with sales of Shares of a Fund.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   DISTRIBUTION AND SERVICE (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of a Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

   The Distributor may use up to half of the 12b-1 fee for shareholder servicing and up to half for distribution.

   Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.
   EXCHANGING YOUR SHARES

   You can exchange your shares in one Fund for shares of another Brenton Mutual Fund, usually without paying additional sales charges (see "Notes" below). No transaction fees are charged for exchanges.

   You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to Brenton Mutual Funds, P.O. Box 182520, Columbus OH 43218-2520, or by calling 1-800-706-FUND. Please provide the following information:

     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your Social Security number)

     - Dollar value or number of shares to be exchanged

     - The name of the Fund from which the exchange is to be made

     - The name of the Fund into which the exchange is being made.

   See "Selling your Shares" for important information about telephone transactions.

   NOTES ON EXCHANGES

   You must pay the difference in any load when exchanging shares from the Brenton Intermediate U.S. Government Fund to the Brenton Value Equity Fund.

   To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to four exchanges within a calendar year.

   The registration and tax identification numbers of the two accounts must be identical.

   The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   SHAREHOLDER INFORMATION

   EXCHANGING YOUR SHARES
   CONTINUED

   BRENTON MUTUAL FUND INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

   A Brenton Mutual Fund IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement programs. A Brenton Mutual Fund IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

   All Brenton Mutual Fund IRA distribution requests must be made in writing to BISYS Fund Services. Any additional deposits to an Brenton Mutual Fund IRA must distinguish the type and year of the contribution.

   For more information on an Brenton Mutual Fund IRA call the Funds at 1-800-706-FUND. Shareholders are advised to consult a tax adviser regarding IRA contribution and withdrawal requirements and restrictions.
   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends on the Money Market Fund and the Intermediate U.S. Government Securities Fund are usually paid monthly. Dividends on the Value Equity Fund are paid quarterly. Capital gains for all Funds are distributed at least annually.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

   Dividends are taxable as ordinary income. Taxation on capital gains will vary with the length of time the Fund has held the security -- not how long the shareholder has been in the Fund.

   Dividends are taxable in the year in which they are declared, even if they are paid and appear on your account statement the following year.

   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

   The Funds are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 [ICON]
            FUND MANAGEMENT

   THE INVESTMENT ADVISER


   Brenton Bank, 2840 Ingersoll, Des Moines, Iowa, serves as the investment adviser for the Funds. Brenton Bank is a wholly-owned subsidiary of Brenton Banks, Inc., with more than 46 locations throughout Iowa. The first Brenton Bank was founded in 1881. In 1948, Brenton Banks, Inc. became Iowa's first bank holding company and presently has more than $2.0 billion in total assets.


   Brenton Bank, through its Trust & Investment Management Division, has been managing customer assets for over 60 years and currently provides fiduciary and investment management services to clients throughout the Midwest. The Trust & Investment Management Division provides trust investment management and custodial services for over $1.4 billion of trust assets.


   Brenton Bank makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment programs. For these advisory services, the Funds paid the following fees during the fiscal year ended March 31, 2000:



                                                                   PERCENTAGE OF
                                                                AVERAGE NET ASSETS
                                                                   AS OF 3/31/00
                                                          ------------------------------
     Value Equity Fund                                                 0.66%
                                                          ------------------------------
     Intermediate U.S. Government Securities Fund                      0.49%
                                                          ------------------------------
     U.S. Government Money Market Fund                                 0.26%
    -------------------------------------------------------------------------------------


   PORTFOLIO MANAGERS


   The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to-day management of each Fund's portfolio:




    INTERMEDIATE U.S. GOVERNMENT
    SECURITIES FUND AND U.S.
    GOVERNMENT MONEY MARKET FUND

    BRAD CUNNINGHAM                   Mr. Cunningham holds a B.B.A. degree in Finance from the
    PORTFOLIO MANAGER                 University of New Mexico and has 15 years of fixed income
                                      investment experience. Mr. Cunningham joined the Adviser in
                                      January 1998 and since that time he has served as chief
                                      investment officer with the Adviser where he is engaged in various investment management activities. Prior to joining the Adviser in January 1998, Mr. Cunningham had been
                                      employed by Boatmen's Bank in St. Louis, Missouri since
                                      January 1993.

    VALUE EQUITY FUND

    MICHAEL R. HAMILTON               Mr. Hamilton holds a B.S.B.A. degree in Finance and
    SENIOR PORTFOLIO                  Economics from the University of Nebraska. He also holds an
    MANAGER                           M.B.A. from Bellarmine College. Mr. Hamilton, who has over
                                      25 years of experience in investment management, joined the
                                      Adviser in February 2000. Prior to coming to the Adviser,
                                      Mr. Hamilton was manager of growth investments for Invista
                                      Capital Management overseeing various institutional
                                      portfolios and mutual funds.

   FUND MANAGEMENT

   PORTFOLIO MANAGERS
   CONTINUED


    MATT SCHMITT                      Mr. Schmitt holds a B.S.B.A. degree in Business Management
    PORTFOLIO MANAGER                 with an emphasis in Finance and Economics from Drake
                                      University, in Des Moines, Iowa. He has eight years of
                                      banking experience with the Adviser and has been a portfolio manager for the Brenton Value Equity Fund and individual
                                      trust accounts for the past three years.


   The Statement of Additional Information has more detailed information about the Adviser and the other service providers

   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services, Inc. serves as each Fund's distributor and BISYS Fund Services Ohio, Inc. serves as each Fund's administrator. Their address is 3435 Stelzer Road, Columbus, Ohio 43219.

   CAPITAL STRUCTURE. The Coventry Group was organized as a Massachusetts business trust on January 8, 1992 and overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series except as otherwise expressly required by law.

 [ICON]
            FINANCIAL HIGHLIGHTS                        VALUE EQUITY FUND

   FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand each Fund's financial performance. The table below sets forth information for each Fund for each of the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with each Fund's financial statements, are included in the annual report of the Funds, which is available upon request.



                                                YEAR             YEAR             YEAR             YEAR              YEAR
                                               ENDED            ENDED            ENDED            ENDED              ENDED
                                             MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,          MARCH 31,
                                                2000             1999             1998             1997              1996
    NET ASSET VALUE, BEGINNING OF PERIOD      $ 19.70          $ 19.81          $ 14.80          $ 12.95            $ 10.83
    ---------------------------------------------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                      0.02             0.07             0.10             0.13               0.10
      Net realized and unrealized gains
        on investments                           2.63             2.32             5.41             2.11               2.70
    ---------------------------------------------------------------------------------------------------------------------------
        Total from investment operations         2.65             2.39             5.51             2.24               2.80
    ---------------------------------------------------------------------------------------------------------------------------
    LESS DISTRIBUTIONS:
      From net investment income                (0.02)           (0.07)           (0.10)           (0.13)             (0.10)
      From net capital gains                    (2.60)           (2.43)           (0.40)           (0.19)             (0.58)
    ---------------------------------------------------------------------------------------------------------------------------
      In excess of net realized gains
        from investments                           --               --               --            (0.07)                --
    ---------------------------------------------------------------------------------------------------------------------------
        Total distributions                     (2.62)           (2.50)           (0.50)           (0.39)             (0.68)
    ---------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD            $ 19.73          $ 19.70          $ 19.81          $ 14.80            $ 12.95
    ---------------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales
          charge)                               14.40%           13.40%           37.59%           17.44%             26.13%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000s)        $56,467          $61,917          $56,948          $41,727            $32,353
      Ratio of expenses to average net
        assets                                   1.20%            1.20%            1.20%            1.28%              1.45%
      Ratio of net investment income to
        average net assets                       0.10%            0.36%            0.57%            0.88%              0.83%
      Ratio of expenses to average net
        assets*                                  1.66%            1.65%            1.65%            1.73%              1.92%
      Portfolio turnover rate                    8.60%           24.28%           33.20%           17.15%             43.80%


* During the period certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                                                        INTERMEDIATE U.S.
   FINANCIAL HIGHLIGHTS                        GOVERNMENT SECURITIES FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                YEAR             YEAR             YEAR             YEAR             YEAR
                                               ENDED            ENDED            ENDED            ENDED            ENDED
                                             MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                                2000             1999             1998             1997             1996
    NET ASSET VALUE, BEGINNING OF PERIOD      $ 10.29          $ 10.30          $  9.91          $ 10.14          $  9.99
    -------------------------------------------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                      0.53             0.54             0.59             0.57             0.59
      Net realized and unrealized gains
        (losses) on investments                 (0.57)            0.06             0.40            (0.22)            0.15
    -------------------------------------------------------------------------------------------------------------------------
        Total from investment operations        (0.04)            0.60             0.99             0.35             0.74
    -------------------------------------------------------------------------------------------------------------------------
    LESS DISTRIBUTIONS:
      From net investment income                (0.53)           (0.54)           (0.58)           (0.57)           (0.59)
      From net capital gains                    (0.01)           (0.07)           (0.02)           (0.01)              --
    -------------------------------------------------------------------------------------------------------------------------
        Total distributions                     (0.54)           (0.61)           (0.60)           (0.58)           (0.59)
    -------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD            $  9.71          $ 10.29          $ 10.30          $  9.91          $ 10.14
    -------------------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales
          charge)                               (0.40%)           6.00%           10.21%            3.51%            7.48%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000s)        $24,336          $28,839          $26,332          $34,158          $34,390
      Ratio of expenses to average net
        assets                                   1.01%            0.91%            0.97%            1.02%            1.07%
      Ratio of net investment income to
        average net assets                       5.29%            5.21%            5.47%            5.64%            5.82%
      Ratio of expenses to average net
        assets*                                  1.60%            1.49%            1.42%            1.47%            1.55%
      Portfolio turnover rate                   42.12%           17.18%           61.25%           78.95%           30.85%


* During the period certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                                                    U.S. GOVERNMENT MONEY


   FINANCIAL HIGHLIGHTS                                       MARKET FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                YEAR             YEAR             YEAR             YEAR              YEAR
                                               ENDED            ENDED            ENDED            ENDED              ENDED
                                             MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,          MARCH 31,
                                                2000             1999             1998             1997              1996
    NET ASSET VALUE, BEGINNING OF PERIOD      $ 1.000          $ 1.000          $ 1.000          $ 1.000            $ 1.000
    --------------------------------------------------------------------------------------------------------
    INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                     0.044            0.045            0.048            0.046              0.050
    --------------------------------------------------------------------------------------------------------
        Total from investment operations        0.044            0.045            0.048            0.046              0.050
    --------------------------------------------------------------------------------------------------------
    LESS DISTRIBUTIONS:
      From net investment income               (0.044)          (0.045)          (0.048)          (0.046)             (0.05)
    --------------------------------------------------------------------------------------------------------
        Total distributions                    (0.044)          (0.045)          (0.048)          (0.046)             (0.05)
    --------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD            $ 1.000          $ 1.000          $  1.00          $  1.00            $  1.00
    --------------------------------------------------------------------------------------------------------
        Total Return                             4.47%            4.58%            4.96%            4.67%              5.12%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (000s)        $39,954          $38,397          $42,061          $34,796            $35,436
      Ratio of expenses to average net
        assets                                   0.93%            0.81%            0.72%            0.77%              0.75%
      Ratio of net investment income to
        average net assets                       4.39%            4.47%            4.86%            4.57%              4.99%
      Ratio of expenses to average net
        assets*                                  1.56%            1.49%            1.41%            1.47%              1.46%


* During the period certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders contain additional information on each Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN RECEIVE FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER THAT SELLS THE FUNDS. OR CONTACT THE FUNDS AT:


                            BRENTON MUTUAL FUNDS
                            C/O BISYS FUND SERVICES
                            P.O. BOX 182520
                            COLUMBUS, OHIO 43218-2520
                            TELEPHONE: 1-800-706-FUND


You can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:


  - For a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-202-942-8090, or by electronic request by e-mailing the Commission at the following address: publicinfo@sec.gov.



  - Free from the EDGAR Database on the Commission's Website at http://www.sec.gov.


Investment Company Act file no. 811-6526.


BRIP 08100

                    Brenton U.S. Government Money Market Fund

               Brenton Intermediate U.S Government Securities Fund

                            Brenton Value Equity Fund

                         Each an Investment Portfolio of

                               The Coventry Group

                       Statement of Additional Information


                                 August 1, 2000

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectuses for the Brenton U.S. Government Money Market Fund (the "Money Market Fund"), the Brenton Intermediate U.S. Government Securities Fund (the "Intermediate Government Fund") and the Brenton Value Equity Fund (the "Equity Fund"), each dated the same date as the date hereof (the "Prospectuses"), hereinafter referred to collectively as the "Funds" and singly, a "Fund". The Funds are separate investment portfolios of The Coventry Group (the "Group"), an open-end management investment company. This Statement of Additional Information is incorporated in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing the Brenton Mutual Funds c/o BISYS Fund Services at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800) 706-FUND.

                                TABLE OF CONTENTS

THE COVENTRY GROUP..........................................................3

INVESTMENT OBJECTIVE AND POLICIES...........................................3

   Additional Information on Portfolio Instruments..........................3
   Investment Restrictions.................................................13
   Portfolio Turnover......................................................15

NET ASSET VALUE............................................................15

   Valuation of the Money Market Fund......................................15
   Valuation of the Intermediate Government Fund and the Equity Fund.......16

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.............................17

   Matters Affecting Redemption............................................17

MANAGEMENT OF THE GROUP....................................................17


   Trustees and Officers...................................................17
   Investment Adviser .....................................................20
   Portfolio Transactions..................................................21
   Administrator...........................................................23
   Expenses................................................................24
   Distributor.............................................................25
   Custodian...............................................................27
   Transfer Agency and Fund Accounting Services............................27
   Independent Auditors....................................................28
   Legal Counsel...........................................................28


ADDITIONAL INFORMATION.....................................................28

   Description of Shares...................................................28
   Vote of a Majority of the Outstanding Shares............................29
   Additional Tax Information..............................................29
   Yields and Total Returns of the Money Market Fund.......................34
   Yields and Total Returns of the Intermediate Government
      Fund and the Equity Fund.............................................35
   Performance Comparisons.................................................37
   Principal Shareholders..................................................39
   Miscellaneous...........................................................39

FINANCIAL STATEMENTS.......................................................39

APPENDIX...................................................................41

                       STATEMENT OF ADDITIONAL INFORMATION
                               THE COVENTRY GROUP

         The Coventry Group (the "Group") is an open-end management investment company which issues its Shares in separate series. Each series of Shares relates to a separate portfolio of assets. The portfolios advised by Brenton Bank (the "Adviser") are each referred to generally as a "Fund". This Statement of Additional Information deals with the three Funds, the Brenton U.S. Government Money Market Fund (which offers two classes of shares: Class M Shares and Class S Shares), the Brenton Intermediate U.S. Government Securities Fund and the Brenton Value Equity Fund. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses of the Funds. Capitalized terms not defined herein are defined in such Prospectuses. No investment in Shares of a Fund should be made without first reading the Prospectuses.

                        INVESTMENT OBJECTIVE AND POLICIES

Additional Information on Portfolio Instruments
-----------------------------------------------

         The following policies supplement the investment objective and policies of the Funds as set forth in their respective Prospectuses.

         BANK OBLIGATIONS. The Equity Fund and the Intermediate Government Fund may invest in bank obligations such as bankers' acceptances, certificates of deposit, and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

         Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         The Equity Fund and the Intermediate Government Fund may purchase commercial paper consisting of issues rated at the time of purchase in one of the two highest rating categories assigned by an NRSRO or that is not rated but is determined by the Adviser under guidelines established by the Group's Board of Trustees, to be of comparable quality.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which each of the Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining the dollar weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate readjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

         VARIABLE AND FLOATING RATE NOTES. The Intermediate Government Fund and the Money Market Fund may acquire variable and floating rate notes, subject to each Fund's investment objective, policies and restrictions. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Adviser under guidelines approved by the Group's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies and government agencies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.

         U.S. GOVERNMENT OBLIGATIONS. The Money Market Fund will invest primarily in short-term U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities including "stripped" U.S. Treasury obligations ("Stripped Treasury Securities") subject to its investment objective and policies (collectively, "U.S. Government Obligations"). The Intermediate Government Fund and the Equity Fund may also invest in U.S. Government Obligations. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

         STRIPPED TREASURY SECURITIES. Stripped Treasury Securities are U.S. Treasury securities that have been stripped of their unmatured interest coupons (which typically provide for interest payments semi-annually), interest coupons that have been stripped from such U.S. Treasury securities, and receipts and certificates for such stripped debt obligations and stripped coupons. Stripped bonds and stripped coupons are sold at a deep discount because the buyer of those securities receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest payments on the security.

         Stripped Treasury Securities will include coupons that have been stripped from U.S. Treasury bonds, which may be held through the Federal Reserve Bank's book-entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS") or through a program entitled "Coupon Under Book-Entry Safekeeping" ("CUBES").

         The U.S. Government does not issue Stripped Treasury Securities directly. The STRIPS program, which is ongoing, is designed to facilitate the secondary market in the stripping of selected U.S. Treasury notes and bonds into separate interest and principal components. Under the program, the U.S. Treasury continues to sell its notes and bonds through its customary auction process. A purchaser of those specified notes and bonds who has access to a book-entry account at a Federal Reserve bank, however, may separate the Treasury notes and bonds into interest and principal components. The selected Treasury securities thereafter may be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments.

         CUBES, like STRIPS, are direct obligations of the U.S. Government. CUBES are coupons that have previously been physically stripped from U.S. Treasury notes and bonds, but which were deposited with the Federal Reserve Bank's book-entry system and are now carried and transferable in book-entry form only. Only stripped U.S. Treasury coupons maturing on or after January 15, 1988, that were stripped prior to January 5, 1987, were eligible for conversion to book-entry form under the CUBES program.

         By agreement, the underlying debt obligations will be held separate from the general assets of the custodian and nominal holder of such securities, and will not be subject to any right, charge, security interest, lien or claim of any kind in favor of or against the custodian or any person claiming through the custodian, and the custodian will be responsible for applying all payments received on those underlying debt obligations to the related receipts or certificates without making any deductions other than applicable tax withholding. The custodian is required to maintain insurance for the protection of holders of receipts or certificates in customary amounts against losses resulting from the custody arrangement due to dishonest or fraudulent action by the custodian's employees. The holders of receipts or certificates, as the real parties in interest, are entitled to the rights and privileges of the underlying debt obligations, including the right, in the event of default in payment of principal or interest to proceed individually against the issuer without acting in concert with other holders of those receipts or certificates or the custodian.

         FOREIGN INVESTMENTS. The Equity Fund may, subject to its investment objective and policies, invest up to 10% of its total assets in certain obligations or securities of foreign issuers. Permissible investments include sponsored and unsponsored American Depository Receipts ("ADRs"). Investment in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including ADRs may subject the Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions.

         Additional risks include less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         CALL OPTIONS. The Equity Fund may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for the Equity Fund. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the Adviser's opinion, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Equity Fund.

         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Equity Fund will write only covered call options.

         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Equity Fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Equity Fund will not do), but capable of enhancing the Equity Fund's total return. When writing a covered call option, the Equity Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Equity Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Equity Fund has written expires, the Equity Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Equity Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Equity Fund's Custodian. The Equity Fund does not consider a security covered by a call to be "pledged" as that term is used in each Fund's policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium the Equity Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for such option. The premium received by the Equity Fund for writing covered call options will be recorded as a liability in the Equity Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Equity Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Equity Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Equity Fund will be able to effect such closing transactions at a favorable price. If the Equity Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. The Equity Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by the Equity Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Equity Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         The Equity Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Equity Fund.

         PUT OPTIONS The Intermediate Government Fund may acquire "puts" with respect to debt securities held in its portfolio. A put is a right to sell or redeem a specified security (or securities) at a certain time or within a certain period of time at a specified exercise price. The put may be an independent feature or may be combined with a reset feature that is designed to reduce downward price volatility as interest rates rise by enabling the holder to liquidate the investment prior to maturity.

         The amount payable to a Fund upon its exercise of a "put" is normally
(i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         Puts may be acquired by a Fund to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of a Fund's assets.

         The Intermediate Government Fund will, if necessary or advisable, pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

         WHEN-ISSUED SECURITIES. Each of the Funds may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. A Fund will generally not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, the Fund's liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

         When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Funds will engage in when issued delivery transactions only for the purpose of acquiring portfolio securities consistent with the Funds' investment objectives, policies and restrictions, not for investment leverage.

         MORTGAGE-RELATED SECURITIES. The Intermediate Government Fund may, consistent with its investment objectives, policies and restrictions, invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Mortgage-related securities, for purposes of the Funds' Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates.

         However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the security and lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association

("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow Funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         The Intermediate Government Fund may invest in mortgage-related securities which are collateralized mortgage obligations ("CMOs") structured on pools of mortgage pass-through certificates or mortgage loans. The CMOs in which the Intermediate Government Fund may invest represent securities issued by a private corporation or a U.S. Government instrumentality that are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligations to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of a CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of a CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security. Mortgage-related securities will be purchased only if rated within the three highest bond rating categories assigned by an NRSRO or, if unrated, which The Adviser deems to present attractive opportunities and are of comparable quality.

         OTHER ASSET-BACKED SECURITIES. The Intermediate Government Fund may also invest in interests in pools of receivables, such as motor vehicle installment purchase obligations (known as Certificates of Automobile Receivables or CARS(SM) and credit card receivables known as Certificates of Amortizing Revolving Debts or CARDS (SM). Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities may also be debt instruments which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

         Such securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. Non-mortgage backed securities will be purchased by the Intermediate Government Fund only when rated within the three highest rating categories by an NRSRO at the time of purchase. In addition, such securities generally will have remaining estimated lives at the time of purchase of 7 years or less.

         SECURITIES OF OTHER INVESTMENT COMPANIES. Each Fund may invest in securities issued by other investment companies. Each of the Funds currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of all investment companies; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by any of the Funds; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Funds. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne directly by Shareholders.

         REPURCHASE AGREEMENTS. Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Group believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Group if presented with the question. Securities subject to repurchase agreements will be held by that Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         MUNICIPAL SECURITIES. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Securities if the interest paid thereon is exempt from federal individual income taxes and is not treated as a preference item for purposes of the federal alternative minimum tax.

         Other types of Municipal Securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Project Notes, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

         Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

         The two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. The Funds may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and securities with the same maturity, interest rate and rating may have different yields, while securities of the same maturity and interest rate with different ratings may have the same yield.

         Subsequent to purchase, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

         An issuer's obligations for Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

Investment Restrictions
-----------------------

         The following are fundamental investment restrictions that may be changed only by the affirmative vote of a majority of the outstanding Shares of a Fund (as defined below). Under these restrictions a Fund may not:

         1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, with respect to 75% of its portfolio, more than 5% of the value of the total assets of the Fund would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer;

         2. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) there is no limitation with respect to Municipal Securities, which, for purposes of this limitation only, do not include private activity bonds that are backed only by the assets and revenues of a non-governmental user; (c) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (d) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

         3. Borrow money or issue senior securities except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. The Funds will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding;

         4. Make loans, except that a Fund may purchase or hold debt securities and lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements;

         5. Underwrite securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

         6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Funds;

         7. Purchase or sell real estate (although investments by the Equity Fund and the Intermediate Government Fund in marketable securities of companies engaged in such activities are not prohibited by this restriction);

         The following additional investment restrictions are not fundamental and may be changed with respect to a particular Fund without the vote of a majority of the outstanding Shares of that Fund. A Fund may not:

         1. Enter into repurchase agreements with maturities in excess of seven days if such investments, together with other instruments in that Fund that are not readily marketable or are otherwise illiquid, exceed 15% of that Fund's total assets (10% of total assets in the case of the Money Market Fund).

         2. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;

         3. Engage in any short sales;

         4. Purchase participation or direct interests in oil, gas or other mineral exploration or development programs (although investments by the Equity Fund and the Intermediate Government Fund in marketable securities of companies engaged in such activities are not prohibited in this restriction);

         5. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) a Fund may invest in other investment companies, including other Funds for which the Adviser acts as investment adviser, as specified in the Prospectus subject to such restrictions as may be imposed by the 1940 Act or any state laws.

         6. With respect to the Equity Fund and the Intermediate Government Fund, invest more than 5% of total assets in securities of issuers which together with any predecessors have a record of less than three years continuous operation.

         If any percentage restriction described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

Portfolio Turnover
------------------

         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less. Portfolio turnover for any of the Funds may vary greatly from year to year as well as within a particular year. High turnover rates will generally result in higher transaction costs to a Fund. Portfolio turnover will not be a limiting factor in making investment decisions.

         Because the Money Market Fund intends to invest entirely in securities with maturities of less than 397 days and because the Commission requires such securities to be excluded from the calculation of the portfolio turnover rate, the portfolio turnover with respect to the Money Market Fund is expected to be zero percent for regulatory purposes.

                                 NET ASSET VALUE

         As indicated in the Prospectuses, the net asset value of each Fund is determined and the Shares of each Fund are priced as of the Valuation Times applicable to such Fund on each Business Day of the Group. A "Business Day" constitutes Monday through Friday except (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that the Fund's net asset value might be materially affected; (ii) days on which no Shares of a Fund are tendered for redemption and no order to purchase any Shares is received; (iii) the following federal holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day; and (iv) Good Friday.

Valuation of the Money Market Fund
----------------------------------

         The Money Market Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, the Money Market Fund will maintain a dollar-weighted average portfolio maturity appropriate to the Fund's objective of maintaining a stable net asset value per share, provided that the Fund will not purchase securities with a remaining maturity of more than

397 days (thirteen months) (securities subject to repurchase agreements and certain variable or floating rate obligations may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Group's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of the Fund, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of the Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from the Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of the Money Market Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.

Valuation of the Intermediate Government Fund and the Equity Fund
-----------------------------------------------------------------

         Portfolio securities for which market quotations are readily available are valued based upon their current available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Unlisted securities for which market quotations are readily available will be valued at the current quoted bid prices. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair value in the Adviser's best judgment under the supervision of the Group's Board of Trustees. Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method.

         Among the factors that will be considered, if they apply, in valuing portfolio securities held by the Intermediate Government Fund and the Equity Fund are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

         The Group may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. The methods used by the pricing service and the valuations so established will be reviewed by the Group under the general supervision of the Group's Board of Trustees. Several pricing services are available, one or more of which may be used by the Adviser from time to time.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Matters Affecting Redemption
----------------------------

         Shares in each of the Funds are sold on a continuous basis by BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (the "Distributor") and BISYS Fund Services has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from the Distributor, Shares may be purchased through procedures established by BISYS Fund Services in connection with the requirements of accounts at Brenton Bank, or its affiliated entities (collectively, "Banks"). Customers purchasing Shares of the Funds may include officers, directors, or employees of the Banks.

         The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension for the protection of security holders of the Group, or (d) the Commission has determined that an emergency exists as a result of which (i) disposal by the Group of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Group to determine the fair value of its net assets.

         The Group may redeem Shares of each of the Funds involuntarily if redemption appears appropriate in light of the Group's responsibilities under the 1940 Act. See "NET ASSET VALUE" in this Statement of Additional Information.

                             MANAGEMENT OF THE GROUP

Trustees and Officers
---------------------

         Overall responsibility for management of the Group rests with its Board of Trustees, which is elected by the Shareholders of the Group. The Trustees elect the officers of the Group to supervise actively its day-to-day operations.

         The names of the Trustees and officers of the Group, their addresses, pages and principal occupations during the past five years are as follows:


 Name, Address and Age              Position(s) Held                     Principal Occupation
                                     With the Group                       During Past 5 Years
Walter B. Grimm*                 President and Trustee        From June 1992 to present, employee of
3435 Stelzer Road                                             BISYS Fund Services.
Columbus, Ohio  43219
Age: 54

 Name, Address and Age              Position(s) Held                     Principal Occupation
                                     With the Group                       During Past 5 Years
Maurice G. Stark                 Trustee                      Retired. Until December 31, 1994, Vice
505 King Avenue                                               President-Finance and Treasurer, Battelle
Columbus, Ohio  43201                                         Memorial Institute (scientific research
Age: 64                                                       and development service corporation).

Michael M. Van Buskirk           Trustee                      From June 1991 to present, Executive Vice
37 West Broad Street                                          President of The Ohio Bankers' Association
Suite 1001                                                    (trade association); from September 1987
Columbus, Ohio  43215-4162                                    to June 1991, Vice President-Communications,
Age: 52                                                       TRW Information Systems Group (electronic
                                                              and space engineering).

John H. Ferring IV               Trustee                      From 1979 to present, President and Owner
105 Bolte Lane                                                of Plaze, Incorporated, St. Clair, Missouri
St. Clair, Missouri
Age: 47

R. Jeffrey Young*                Chairman and                 From 1993 to present, employee of BISYS Fund
3435 Stelzer Road                Trustee                      Services.
Columbus, Ohio 43219
Age: 35

Sue A. Walters                   Vice President               From July 1990 to present, employee of
3435 Stelzer Road                                             BISYS Fund Services
Columbus, Ohio  43219
Age: 49

Jennifer R. Brooks               Vice President               From October, 1988 to present, employee of
3435 Stelzer Road                                             BISYS Fund Services
Columbus, Ohio  43219
Age: 34

Nadeem Yousaf                    Treasurer                    From August 1999 to present, employee of
3435 Stelzer Road                                             BISYS Fund Services; from March 1997 to
Columbus, Ohio  43219                                         June 1999, employee of Investors Bank and
Age: 31                                                       Trust; from October 1994 to March 1997,
                                                              employee of PricewaterhouseCoopers LLP.

 Name, Address and Age              Position(s) Held                     Principal Occupation
                                     With the Group                       During Past 5 Years
George L. Stevens                Secretary                    From September 1996 to present, employee
3435 Stelzer Road                                             of BISYS Fund Services; from September
Columbus, Ohio  43219                                         1995 to September 1996, Independent
Age: 49                                                       Consultant; from September 1989 to
                                                              September 1995, Senior Vice President,
                                                              AmSouth Bank, N.A.

Alaina V. Metz                   Assistant Secretary          From June 1995 to present, employee of
3435 Stelzer Road                                             BISYS Fund Services; from May 1989 to June
Columbus, Ohio  43219                                         1995, employee of Alliance Capital
Age: 32                                                       Management.


--------------


* Mr. Grimm and Mr. Young are each considered to be an "interested person" of the Group as defined in the 1940 Act.


         As of the date of this Statement of Additional Information, the Group's Officers and Trustees, as a group, own less than 1% of the Funds' outstanding Shares.


         The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS Fund Services receives fees from the Funds for acting as Administrator. BISYS Fund Services Ohio, Inc. receives fees from the Funds for acting as transfer agent and for providing certain fund accounting services. Messrs. Young, Yousaf, Stevens and Grimm and Ms. Metz, Ms. Walters and Ms. Brooks are employees of BISYS Fund Services.


         Trustees of the Group not affiliated with BISYS Fund Services receive from the Group an annual fee of $1,000, plus $2,250 for each regular meeting of the Board of Trustees attended and $1,000 for each special meeting of the Board attended in person and $500 for other special meetings of the Board attended by telephone and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with BISYS Fund Services do not receive compensation from the Group.


         For the fiscal year ended March 31, 2000, the Trustees received the following compensation from the Group and from certain other investment companies (if applicable) that have the same investment adviser as the Funds or an investment adviser that is an affiliated person of the Group's investment adviser:

                                           Pension or                         Total
                                           Retirement                      Compensation
                                            Benefits       Est. Annual    From Registrant
                           Aggregate       Accrued As       Benefits         and Fund
                         Compensation     Part of Fund        Upon         Complex Paid
  Name of Trustee       from the Funds      Expenses       Retirement       to Trustees
  ---------------       --------------      --------       ----------       -----------
Walter B. Grimm           $       0            $0              $0             $     0
Maurice G. Stark          $2,337.88            $0              $0             $10,000
Michael Van Buskirk       $2,337.88            $0              $0             $10,000
John H. Ferring IV        $2,337.88            $0              $0             $10,000
R. Jeffrey Young          $       0            $0              $0             $     0


Investment Adviser and Sub-Adviser
----------------------------------

         Investment advisory services are provided by Brenton Bank, Des Moines, Iowa, pursuant to an Investment Advisory Agreement dated as of August 8, 1994 (the "Investment Advisory Agreement").

         Under the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory services as described in the Prospectus of the Funds. For the services provided pursuant to the Investment Advisory Agreement, each of the Funds pays the Adviser a fee computed daily and paid monthly, at the following annual rates: Money Market Fund - forty one-hundredths of one percent (.40%) of the Fund's first $250 million in net assets and thirty one-hundredths of one percent (.30%) of the Fund's net assets in excess of $250 million; Intermediate Government Fund -fifty one-hundredths of one percent (.50%) of the Fund's first $25 million in net assets and thirty one-hundredths of one percent (.30%) of the Fund's net assets in excess of $25 million; and Equity Fund - seventy four one-hundredths of one percent (.74%) of the Fund's first $25 million of net assets and sixty one-hundredths of one percent (.60%) of the Fund's net assets in excess of $25 million.

         The total investment advisory fees paid to Brenton Bank for each of the last three fiscal years is as follows:


         Money Market Fund - for the fiscal year ended March 31, 1998, the Adviser earned investment advisory fees of $143,993 and voluntarily waived investment advisory fees of $85,936; for the fiscal year ended March 31, 1999, the Adviser earned investment advisory fees of $179,091 and voluntarily waived investment advisory fees of $44,772, and for the fiscal year ended March 31, 2000, the Adviser earned investment advisory fees of $198,058 and voluntarily waived investment advisory fees of $51,114.

         Intermediate Government Fund - for the fiscal year ended March 31, 1998, the Adviser earned investment advisory fees of $156,685; for the fiscal year ended March 31, 1999, the Adviser earned investment advisory fees of $135,607, and for the fiscal year ended March 31, 2000, the Adviser earned investment advisory fees of $127,168.

         Equity Fund - for the fiscal year ended March 31, 1998, the Adviser earned investment advisory fees of $345,936; for the fiscal year ended March 31, 1999, the Adviser earned investment advisory fees of $379,526 and for the fiscal year ended March 31, 2000, the Adviser earned investment advisory fees of $375,675.

         Unless sooner terminated, the Investment Advisory Agreement will continue in effect as to each Fund until February 28, 2001 and from year to year thereafter, if such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of the relevant Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in the Funds' Prospectus), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.


         The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.


         The Northern Trust Company, Chicago, Illinois (the "Sub-Adviser"), provided sub-investment advisory services to the Money Market Fund pursuant to a Sub-Advisory Agreement dated as of August 8, 1994 (the "Sub-Advisory Agreement") through December 31, 1999, on which date the Sub-Advisory Agreement was terminated. For the services provided pursuant to the Sub-Advisory Agreement, the Adviser paid the Sub-Adviser a fee computed daily and paid monthly, at an annual rate, calculated as a percentage of the average daily net asset value of the Money Market Fund of 0.08%. For the fiscal year ended March 31, 1998, the Sub-Adviser earned sub-advisory fees of $28,573, for the fiscal year ended March 31, 1999, the Sub-Adviser earned sub-advisory fees of $34,816 and for the period from April 1, 1999 to December 31, 1999, the Sub-Adviser earned sub-advisory fees of $40,929.

Code of Ethics
--------------

The Group, the Adviser and the Distributor have adopted a Code of Ethics, pursuant to Rule 17j-1 under the Investment Company Act of 1940, applicable to securities trading practices of its personnel. Each Code permits covered personnel to trade in securities in which a Fund may invest, subject to certain restrictions and reporting requirements.


Portfolio Transactions
----------------------

         Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions. Purchases and sales of portfolio securities with respect to the Funds usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

         The Group, on behalf of the Funds, will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, the Sub-Adviser, BISYS Fund Services, or their affiliates, and will not give preference to the Adviser's or the Sub-Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Adviser. Any such other Fund, investment company or account may also invest in the same securities as the Group on behalf of the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of more than one Fund or a Fund and another investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.


         For the fiscal years ended March 31, 1998, 1999 and 2000, only the Equity Fund paid any brokerage commissions, which commissions amounted to $40,539, $35,279 and $35,678, respectively. None of these commissions were paid to any affiliate of the Funds, the Adviser or the Sub-Adviser.

Administrator
-------------

         BISYS Fund Services serves as administrator (the "Administrator") to the Funds pursuant to a Management and Administration Agreement dated August 8, 1994 (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed by the Adviser under the Investment Advisory Agreement, the Sub-Adviser under the Sub-Advisory Agreement, the Custodian under the Custodian Agreement and by BISYS Fund Services Ohio under the Transfer Agency Agreement and Fund Accounting Agreement). The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc.

         Under the Administration Agreement, the Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefore; compile data for, prepare for execution by the Funds and file all of the Funds' federal and state tax returns and required tax filings other than those required to be made by the Funds' Custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Group's counsel; assist to the extent requested by the Funds with each Fund's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement; compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; and generally assists in all aspects of the Funds' operations other than those performed by the Adviser, the Sub-Adviser, the Custodian and by BISYS Fund Services Ohio under the Transfer Agency Agreement and Fund Accounting Agreement. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, which fee is calculated daily and paid periodically, at an annual rate equal to twenty one-hundredths of one percent (.20%) of each Fund's average daily net assets.

         The total administrative fees paid to the Administrator for each of the last three fiscal years is as follows:


         Money Market Fund - for the fiscal year ended March 31, 1998, the Administrator earned administrative fees of $70,643, for the fiscal year ended March 31, 1999 the Administrator earned administrative fees of $89,542 and voluntarily waived administrative fees of $22,390 and for the fiscal year ended March 31, 2000, the Administrator earned administrative fees of $99,029 and voluntarily waived administrative fees of $24,756.

         Intermediate Government Fund - for the fiscal year ended March 31, 1998, the Administrator earned administrative fees of $66,728; for the fiscal year ended March 31, 1999 the Administrator earned administrative fees of $55,070 and voluntarily waived administrative fees of $28,534 and for the fiscal year ended March 31, 2000, the Administrator earned administrative fees of $51,679 and voluntarily waived administrative fees of $25,838.

         Equity Fund - for the fiscal year ended March 31, 1998, the Administrator earned administrative fees of $103,646; for the fiscal year ended March 31, 1999 the Administrator earned administrative fees of $114,842 and for the fiscal year ended March 31, 2000, the Administrator earned administrative fees of $113,558.

         Unless sooner terminated as provided therein, the Administration Agreement will continue in effect until February 28, 2000. The Administration Agreement thereafter shall be renewed automatically for successive two-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by the Administrator.


         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by any of the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Expenses
--------

         The Adviser and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions) purchased for the Funds. Each Fund will bear expenses relating to its respective operations including the following: taxes, interest, brokerage fees and commissions, fees and travel expenses of the Trustees, Securities and Exchange Commission fees, state securities qualification expenses, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by each respective Fund, insurance premiums, costs of maintenance of the Group's existence, costs of Shareholders' reports and meetings, proxy solicitation expenses, costs of Board of Trustees meetings and any extraordinary expenses incurred in each Fund's operation.

Distributor
-----------

         BISYS Fund Services serves as distributor to the Funds pursuant to the Distribution Agreement dated August 8, 1994, as amended (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect from year to year if its continuance is approved at least annually (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         In its capacity as Distributor, BISYS Fund Services solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. The Distributor receives no compensation under the Distribution Agreement with the Group, but may receive compensation under the Distribution and Shareholder Service Plan.


         For the fiscal year ended March 31, 1998, the Distributor received $177,804 in commissions on the Intermediate Government Fund, of which it retained $1,926 after dealer reallowances and it received $259,112 in commissions on the Equity Fund, of which it retained $30,799 after dealer reallowances. For the fiscal year ended March 31, 1999, the Distributor received $108,577 in commissions on the Intermediate Government Fund, of which it retained $3,789 after dealer reallowances; and it received $291,666 in commissions on the Equity Fund, of which it retained $13,125 after dealer reallowances. For the fiscal year ended March 31, 2000, the Distributor received $70,170 in commissions on the Intermediate Government Fund, of which it retained $2,210 after dealer reallowances and it received $163,320 in commissions on the Equity Fund, of which it retained $6,615 after dealer reallowances.


         The Group has adopted a Distribution and Shareholder Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which the Funds (with respect to the Money Market Fund it is in connection with the Class M Shares only) are authorized to pay the Distributor for payments it makes to banks, including Brenton Bank, other institutions and broker-dealers, and for expenses the Distributor and any of its affiliates or subsidiaries incur (with all of the foregoing organizations being referred to as "Participating Organizations") for providing administration, distribution or shareholder service assistance. Payments to such Participating Organizations may be made pursuant to agreements entered into with BISYS Fund Services. The Plan authorizes the Funds to make payments to the Distributor in an amount not to exceed, on an annual basis, .50% of the average daily net assets of a Fund or Class, as applicable. As required by Rule 12b-1, the Plan was approved by the sole Shareholder of each Fund and by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan may be terminated with respect to a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding Shares of the Fund. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. However, any change in the Plan that would materially increase the distribution cost to a Fund requires

Shareholder approval. For so long as the Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated, with respect to a Fund, at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding Shares of the Fund. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for it to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit each Fund and its Shareholders.

         The Board of Trustees of the Group believes that the Plan is in the best interests of each of the Funds since it encourages Fund growth. As a Fund grows in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.


         For the fiscal year ended March 31, 2000, the Distributor received distribution fees as follows: $4,213 for the Intermediate U.S. Government Fund, of which it retained $1,160; $7,080 for the U.S. Government Money Market Fund (Class M Shares), of which it retained $0; and $23,905 for the Value Equity Fund of which it retained $11,679.


         The Money Market Fund has also adopted a separate Distribution Plan pursuant to Rule 12b-1 for its Class S Shares (the "Class S Plan") under which the Money Market Fund is authorized to pay the Distributor for payments it makes to banks, including Brenton Bank, other institutions and broker-dealers, and for expenses the Distributor and any of its affiliates or subsidiaries incur (with all of the foregoing organizations being referred to as "Participating Organizations") for providing distribution service assistance with respect to the Class S Shares of the Money Market Fund. Payments to such Participating Organizations may be made pursuant to agreements entered into with BISYS Fund Services. The Class S Plan authorizes the Money Fund to make payments to the Distributor in an amount not to exceed, on an annual basis, .75% of the average daily net assets of the Class S Shares of the Money Market Fund. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Class S Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. However, any change in the Plan that would materially increase the distribution cost to the Fund requires Shareholder approval. For so long as the Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated, with respect to the Fund, at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding Shares of the Fund. The Class S Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for it to make an informed determination of whether the Class S Plan should be implemented or continued. In addition the Trustees in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit the Fund and its Shareholders. The Board of Trustees of the Group believes that the Class S Plan is in the best interests of the Money Market Fund since it encourages Fund growth. As a Fund grows in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved. For the fiscal year ended March 31, 2000, the Distributor received distribution fees of $24,721 for the Class S Shares of the Money Market Fund, of which it retained $0.


Custodian
---------

         Brenton Bank serves as custodian (the "Custodian") to the Funds pursuant to the Custodian Agreement dated as of August 8, 1994, between the Group and the Custodian (the "Custodian Agreement"). The Custodian's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest on each Fund's investments. In consideration of such services, each of the Funds pays the Custodian an annual asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

         Unless sooner terminated, the Custodian Agreement will continue in effect until terminated by either party upon 60 days' advance written notice to the other party. Notwithstanding the foregoing, the Custodian Agreement, with respect to a Fund, must be approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of that Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in the Prospectus), and a majority of the Trustees who are not parties to the Custodian Agreement or interested persons (as defined in the 1940 Act) of any party to the Custodian Agreement ("Disinterested Persons") by votes cast in person at a meeting called for such purpose.

Transfer Agency and Fund Accounting Services
--------------------------------------------

         BISYS Fund Services Ohio, Inc. serves as transfer agent and dividend disbursing agent ("BISYS Fund Services Ohio" or the "Transfer Agent") for the Funds, pursuant to the Transfer Agency Agreement dated August 8, 1994. Pursuant to such Agreement, the Transfer Agent, among other things, performs the following services in connection with each of the Funds' Shareholders of record: maintenance of shareholder records for each of the Fund's Shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of Shares of the Funds on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives a fee based on the number of shareholders of record.

         In addition, BISYS Fund Services Ohio provides certain fund accounting services to the Funds pursuant to a Fund Accounting Agreement dated August 8, 1994. BISYS Fund Services Ohio receives a fee from the Money Market Fund, the Intermediate Government Fund and the Equity Fund for such services equal to a fee computed daily and paid periodically at an annual rate of three one-hundredths of one percent (.03%) of each Fund's average daily net assets (subject to a minimum annual fee of $30,000). Funds which have two or more classes of shares each having different net asset values or paying different daily dividends are subject to an additional annual fee of $10,000 per additional class. Under such Agreement, BISYS Fund Services Ohio maintains the accounting books and records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per Share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Custodian, affirmation to the Custodian of all portfolio trades and cash settlements, verification and reconciliation with the Custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund.

Independent Auditors
--------------------


         Ernst & Young LLP, 10 West Broad Street, Suite 2300, Columbus, Ohio 43215, has been selected as independent auditors for the Funds for the fiscal year ended March 31, 2001. Ernst & Young LLP performs an annual audit of the Funds' financial statements and provides other services related to filings with respect to securities regulations. Reports of their activities are provided to the Group's Board of Trustees.


Legal Counsel
-------------

         Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, is counsel to the Group.

                             ADDITIONAL INFORMATION

Description of Shares
---------------------

         The Group is a Massachusetts business trust, organized on January 8, 1992. The Group's Declaration of Trust is on file with the Secretary of State of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $0.01 per share. The Group consists of several funds organized as separate series of shares. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, shareholders of a fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Group voting without regard to series.

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Group. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Group for acts or obligations of the Group, which are binding only on the assets and property of the Group, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Group or the Trustees. The Declaration of Trust provides for indemnification out of Group property for all loss and expense of any shareholder held personally liable for the obligations of the Group. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Group itself would be unable to meet its obligations, and thus should be considered remote.

Vote of a Majority of the Outstanding Shares
--------------------------------------------

         As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.

Additional Tax Information
--------------------------

         Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to Shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under laws of any state, foreign country, or other taxing jurisdiction.

         TAXATION OF THE FUNDS. Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Code.

         To qualify as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which a Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses; and
(c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

         As a regulated investment company, each Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to Shareholders. Each Fund intends to distribute to its Shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be treated as received by Shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

         DISTRIBUTIONS. Dividends paid out of a Fund's investment company taxable income generally will be taxable to a U.S. Shareholder as ordinary income. Because no portion of the income derived by the Money Market Fund and the Intermediate Government Fund is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by those Funds is expected to be eligible for the corporate dividends-received deduction. A portion of the Equity Fund's income may, however, consist of dividends paid by U.S. corporations and, accordingly, a portion of the dividends paid by that Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the Shareholder has held the Fund's Shares, and are not eligible for the dividends-received deduction. The Money Market Fund is not expected to realize any long-term capital gains or losses. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the net asset value of a Share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and Shareholders receiving distributions in the form of additional Shares will receive a report as to the net asset value of those Shares.

         Distributions by a Fund reduce the net asset value of Fund Shares. Should a taxable distribution reduce the net asset value below a Shareholder's cost basis, the distribution nevertheless would be taxable to the Shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

         ORIGINAL ISSUE DISCOUNT/MARKET DISCOUNT SECURITIES. Investments by a Fund in securities that are issued at a discount will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

         Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. Generally, the gain realized on the disposition of any debt security having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security.

         OPTIONS AND HEDGING TRANSACTIONS. The taxation of equity options and over-the-counter options on debt securities is governed by the Code section 1234. Pursuant to the Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Certain options in which a Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

         Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to Shareholders.

         Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to Shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

         The Equity Fund may invest in shares of foreign corporations (through
ADRs) which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Equity Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

         SALE OF SHARES. Upon the sale or other disposition of Shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, a Shareholder generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the Shareholder's holding period for the Shares. Any loss realized on a sale or exchange will be disallowed to the extent the Shares disposed of are replaced (including Shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the Shares. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a Shareholder on a disposition of Fund Shares held by the Shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the Shareholder with respect to such Shares. Furthermore, a loss realized by a Shareholder on the redemption, sale or exchange of Shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such Shares have been held by the Shareholder for less than six months.

         In some cases, Shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their Shares. This prohibition generally applies where (1) the Shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the Shareholder subsequently acquires Shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of Shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the Shares exchanged all or a portion of the sales charge incurred in acquiring those Shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired Shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

         FOREIGN WITHHOLDING TAXES. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

         BACKUP WITHHOLDING. Each Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to Shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the Shareholder's U.S. federal income tax liability.

         FOREIGN SHAREHOLDERS. The tax consequences to a foreign Shareholder of an investment in a Fund may be different from those described herein. Foreign Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

         OTHER TAXATION. The Group is organized as a Massachusetts business trust and, under current law, neither the Group nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

         Fund Shareholders may be subject to state and local taxes on their Fund distributions. In certain states, Fund distributions which are derived from interest on obligations of that state or any municipality or political subdivision thereof may be exempt from taxation. Also, in many states, Fund distributions which are derived from interest on certain U.S. Government obligations may be exempt from taxation.

Yields and Total Returns of the Money Market Fund
-------------------------------------------------

         As summarized in the Prospectuses under the heading "Performance Information," the yield of the Money Market Fund for a seven-day period (the "base period") will be computed by determining the net change in value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional Shares purchased with dividends from the original Share and dividends declared on both the original Share and any such additional Shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in Fund Shares at the same rate as net income is earned for the base period.

         The yield and effective yield of the Money Market Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described below.

         For the seven-day period ended March 31, 2000, the yield for the Class M Shares of the Money Market Fund was 5.18% and its effective yield was 5.32% and the yield for the Class S Shares of the Money Market Fund was 4.95% and its effective yield was 5.08%.


         The Money Market Fund may wish to publish total return figures in its sales literature and other advertising materials. For a discussion of the manner in which such total return figures are calculated, see "Yields and Total Returns of the Intermediate Government Fund and the Equity Fund--Total Return Calculations" below.

Yields and Total Returns of the Intermediate Government Fund and the Equity Fund
--------------------------------------------------------------------------------

YIELD CALCULATIONS. As summarized in the Prospectuses of the Funds under the heading "PERFORMANCE INFORMATION", yields of each of the Funds except the Money Market Fund will be computed by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of Shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.

This calculation can be expressed as follows:

                              a - b
                  Yield = 2 (------- + 1) to the 6th power - 1
                               cd

         Where:            a = dividends and interest earned during the period.

                           b = expenses accrued for the period (net of
                               reimbursements).

                           c = the average daily number of Shares outstanding
                               during the period that were entitled to receive dividends.

                           d = maximum offering price per Share on the last day
                               of the period.

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in that Fund. Interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last Business Day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that

Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.


         For the 30-day period ended March 31, 2000, the yield for the Intermediate Government Fund and the Equity Fund was 5.46%, and -0.23%, respectively.


         During any given 30-day period, the Adviser or Administrator may voluntarily waive all or a portion of its fees with respect to a Fund. Such waiver would cause the yield of that Fund to be higher than it would otherwise be in the absence of such a waiver.

         TOTAL RETURN CALCULATIONS. As summarized in the Prospectuses of the Funds under the heading "PERFORMANCE INFORMATION", average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

         The Funds compute their average annual total returns by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                                    ERV
                  Average Annual Total Return =   ( --- ) 1/n - 1
                                                     P

Where:                     ERV     =    ending redeemable value at the end of
                                        the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                           p       =    hypothetical initial payment of $1,000.

                           n       =    period covered by the computation,
                                        expressed in terms of years.

         The Funds compute their aggregate total returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                               ERV
                  Aggregate Total Return =   ( --- ) 1/n - 1
                                                P

Where:                     ERV     =    ending redeemable value at the end of
                                        the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                           p       =    hypothetical initial payment of $1,000.

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.


         Based upon the period beginning with each Fund's commencement of operations (August 9, 1994) through March 31, 2000, the aggregate total return for each Fund (other than the Money Market Fund), assuming the imposition of the maximum applicable sales charge, was as follows: 29.20% for the Intermediate Government Fund and 175.93% for the Equity Fund. Assuming that the maximum applicable sales charge had not been imposed, the aggregate total return for this same period would have been as follows: 33.85% for the Intermediate Government Fund and 188.90% for the Equity Fund.

         Based upon the period beginning with each Fund's commencement of operations (August 9, 1994) through March 31, 2000, the average annual total return for each Fund (other than the Money Market Fund), assuming the imposition of the maximum applicable sales charge, was as follows: 4.65% for the Intermediate Government Fund and 19.71% for the Equity Fund. Assuming that the maximum applicable sales charge had not been imposed, the average annual total return for this same period would have been as follows: 5.30% for the Intermediate Government Fund and 20.69% for the Equity Fund.

         For the fiscal year ended March 31, 2000, the total return for each Fund (other than the Money Market Fund), assuming the imposition of the maximum applicable sales charge, was as follows: -3.86% for the Intermediate Government Fund and 9.25% for the Equity Fund. Assuming that the maximum applicable sales charge had not been imposed, the total return for this same period would have been as follows: -0.40% for the Intermediate Government Fund and 14.40% for the Equity Fund.


Performance Comparisons
-----------------------

         Investors may judge the performance of the Funds by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds or Ibbotson Associates, Inc. Comparisons may also be made to indices or data published in BC/Donoghue's MONEY FUND REPORT(TM), a nationally recognized money market fund reporting service, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Morningstar, Inc., CDA/Wiesberger, Pensions and Investments, U.S.A. Today and local newspapers. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders. The Funds may also include in advertisements and reports to Shareholders information comparing the performance of the Adviser or its predecessors to other investment advisers; such comparisons may be published by or included in Nelsons Directory of Investment Managers, Roger's, Casey/PIPER Manager Database or CDA/Cadence.

         Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of a Fund's quality, composition and maturity, as well as expenses allocated to the Fund. Fees imposed upon Customer accounts by the Adviser or its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield to Customers.

         From time to time, the Fund may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.

         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Funds may include descriptions of the investment advisers including, but not limited to,
(i) descriptions of the advisers' operations, (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the advisers' operations.

         From time to time, the Funds may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Funds; (5) descriptions of investment strategies for the Funds; (6) descriptions or comparisons of various savings and investment products (including but not limited to insured bank products, annuities, qualified retirement plans and individual stocks and bonds) which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations.

Principal Shareholders
----------------------


         As of July 10, 2000, the following persons or entities owned beneficially or of record 5% or more of the outstanding shares of the indicated
Funds: (i) in the case of the Money Market Fund Class M, Ingersoll and Company (c/o Brenton Bank, Trust Department) P.O. Box 10478, Des Moines, Iowa 50306, which owned of record 79.80% of the Fund's shares; (ii) in the case of the Money Market Fund Class S, Ingersoll and Company (c/o Brenton Bank, Trust Department) P.O. Box 10478, Des Moines, Iowa 50306, which owned of record 100% of the Fund's shares; (iii) in the case of the Intermediate Government Fund, Ingersoll and Company (c/o Brenton Bank, Trust Department) P.O. Box 10478, Des Moines, Iowa 50306, which owned of record 98.50% of the Fund's shares; and (iii) in the case of the Equity Fund, Ingersoll and Company (c/o Brenton Bank, Trust Department) P.O. Box 10478, Des Moines, Iowa 50306, which owned of record 90.80% of the Fund's shares.


Miscellaneous
-------------

         The Funds may include information in their Annual Reports and Semi-Annual Reports to Shareholders that (1) describes general economic trends,
(2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for a fund within the Group or (4) describes investment management strategies for such funds. Such information is provided to inform Shareholders of the activities of the Funds for the most recent fiscal year or half-year and to provide the views of the Adviser and/or Group officers regarding expected trends and strategies.

         Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of Shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Shareholders owning not less than 10% of the outstanding Shares of the Group entitled to vote may cause the Trustees to call a special meeting, including for the purpose of considering the removal of one or more Trustees. Any Trustee may be removed at any meeting of Shareholders by vote of two-thirds of the Group's outstanding shares. The Declaration of Trust provides that the Trustees will assist shareholder communications to the extent required by Section 16(c) of the 1940 Act in the event that a shareholder request to hold a special meeting is made.

         The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.

                              FINANCIAL STATEMENTS


         The Financial Statements of the Money Market Fund, the Intermediate Government Fund and the Equity Fund appearing in the Annual Report to Shareholders for the fiscal year ended March 31, 2000 have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon included therein and incorporated herein by reference.

                                    APPENDIX

         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Adviser with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") and Duff & Phelps, Inc. ("D&F"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Adviser and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

         LONG TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds) Description of the three highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A      Bonds which are rated A possess many favorable investment
attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Description of the three highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA    Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA     Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A      Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Description of the three highest long-term debt ratings by D&P;

         AAA    Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

         AA+    High credit quality Protection factors are strong.

         AA     Risk is modest but may vary slightly from time to time

         AA-    because of economic conditions.

         A+     Protection factors are average but adequate. However,

         A      risk factors are more variable and greater in periods of

         A-     economic stress.

         SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

         Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

         -        Leading market positions in well-established industries.

         -        High rates of return on Funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability or repayments of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         S&P's description of its three highest short-term debt ratings:

         A-1    This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2    Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

         A-3    Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         D&P's description of the short-term debt ratings (D&P incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category);

         Duff 1+   Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1    Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1-   High certainty of timely payment. Liquidity factors are
strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2    Good certainty of timely payment. Liquidity factors and
company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Short-Term Loan/Municipal Note Ratings
--------------------------------------

         Moody's description of its two highest short-term loan/municipal note ratings:

         MIG-1/VMIG-1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG-2/VMIG-2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

         S&P's description of its two highest municipal note ratings:

         SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2 Satisfactory capacity to pay principal and interest.

Definitions of Certain Money Market Instruments
-----------------------------------------------

Commercial Paper

         Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

         Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

         Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

         U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations

         Obligations of the U.S. Government include Treasury bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

                                     PART C
                                   -----------

                                OTHER INFORMATION
                                -----------------


         ITEM 23.  EXHIBITS

                  (a)(1)   Declaration of Trust(1)

                  (a)(2) Establishment and Designation of Series of Shares (Brenton U.S. Government Money Market Fund, Brenton Intermediate U.S. Government Securities Fund and Brenton Value Equity Fund)(3)

                  (b)      By-Laws(2)

                  (c) Certificates for Shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, previously filed as Exhibit (a) hereto, define rights of holders of Shares


                  (d) Investment Advisory Agreement between Registrant and Brenton Bank(3)


                  (e) Distribution Agreement between Registrant and BISYS Fund Services(3)

                  (f)      Not Applicable

                  (g)      Custody Agreement between Registrant and Brenton
                           Bank(3)

                  (h)(1) Management and Administration Agreement between the Registrant and BISYS Fund Services(3)

                  (h)(2) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(3)

                  (h)(3) Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(3)


                  (i)      Opinion and Consent of Counsel


                  (j)      Consent of Independent Accountants

                  (k)      Not Applicable

                  (l)      Not Applicable

                  (m)(1) Distribution and Shareholder Service Plan (with respect to Brenton U.S. Government Money Market Fund - Class M Shares, Brenton Intermediate U.S. Government Securities Fund and Brenton Value Equity
                           Fund)(3)

                  (m)(2)   Distribution Servicing Agreement(3)

                  (m)(3) Distribution Plan (with respect to Brenton U.S. Government Money Market Fund - Class S Shares)(4)

                  (n)      Not Applicable

                  (o)      Plan Pursuant to Rule 18f-3(4)

                  (p)(1)   Code of Ethics of Registrant(5)

                  (p)(2)   Code of Ethics of BISYS Fund Services(5)

                  (p)(3) Code of Ethics of Brenton Bank - Trust and Investment Division

__________________

1.       Filed with initial Registration Statement on January 8, 1992.
2.       Filed with Post-Effective Amendment No. 2 on September 4, 1992.
3.       Filed with Post-Effective Amendment No. 10 on June 8, 1994.
4.       Filed with Post-Effective Amendment No. 37 on June 1, 1998.
5.       Filed with Post-Effective Amendment No. 67 on April 14, 2000.


ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Not applicable.

ITEM 25.          INDEMNIFICATION

                  Article IV of the Registrant's Declaration of Trust states as follows:

                  SECTION 4.3.  MANDATORY INDEMNIFICATION.

                  (a) Subject to the exceptions and limitations contained in paragraph
                  (b)      below:

                           (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                    (b)      No indemnification shall be
                                             provided hereunder to a Trustee or
                                             officer:

                                             (i) against any liability to the
                                              Trust, a Series thereof, or the
                                              Shareholders by reason of a final
                                              adjudication by a court or other
                                              body before which a proceeding was
                                              brought
                           that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A) by the court or other body approving the settlement or other disposition; or (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (1) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office acts on the matter) or (2) written opinion of independent legal counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter

                  (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.


                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND THEIR OFFICERS AND DIRECTORS

                  (a) Brenton Bank is the investment adviser for Brenton U.S. Government Money Market Fund; Brenton Intermediate U.S. Government Securities Fund and Brenton Value Equity Fund. Brenton Bank is a wholly-owned subsidiary of Brenton Banks, Inc., a multibank holding company. Set forth below are the senior officers and directors of Brenton Bank and their principal business and other connections. The Business Address of the officers and directors is 2840 Ingersoll Street, Des Moines, Iowa 50312.


                                             Position with
Name                                         the Adviser                         Principal Occupation
----                                         -----------                         --------------------

W.H. Brenton                                 Director                           Position with Brenton Bank

C.R. Brenton                                 Director                           Position with Brenton Bank

Larry A. Mindrup                             President, Chief Executive         Position with Brenton Bank
                                             Officer and Director

Norman D. Schuneman                          Executive Vice President and        Position with Brenton Bank
                                             Director

Steven T. Schuler                            Senior Vice President               Position with Brenton Bank

Phillip L. Risely                            Executive Vice President            Position with Brenton Bank

Doug Lenehan                                 Corporate Senior Vice President     Position with Brenton Bank

Woodward G. Brenton                          Director                            President & CEO, Brenton First
                                                                                 National

Robert L. DeMeulenaerc                       Director                            Position with Brenton Banks, Inc.

James R. Altorfer                            Director                            Altorfer Machinery Co.

Paul O. Buchanan                             Director                            Wiese Corporation

James L. Daubendiek                          Director                            Jefferson Telephone Co.

John P. Kibbie                               Director                            State Senator

Dr. Beverly J. Nelson-Forbes                 Director                            State Representative

Richard J. Oggero                            Director                            Weitz Corporation

Willard I. Prather                           Director                            Retired County Supervisor

Douglas G. Pyle                              Director                            D.D. Pyle Company

Charles A. Ruhl, Jr.                         Director                            Ruhl & Ruhl Realtors

Arlen D. Schrum                              Director                            Shull & Co.

Ronald E. Swanson                            Director                            Agriculture

James E. Van Werden                          Director                            Hopkins & Huebner



ITEM 27.          PRINCIPAL UNDERWRITER


                  (a) BISYS Fund Services, Limited Partnership ("BISYS Fund Services") acts as distributor for Registrant. BISYS Fund Services also distributes the securities of Alpine Equity Trust, American Independence Funds Trust, American Performance Funds, the AmSouth Mutual Funds, The BB&T Mutual Funds Group, The Eureka Funds, Governor Funds, Fifth Third Funds, Gradison Custodian Trust, Gradison Growth Trust, Gradison-McDonald Cash Reserves Trust, Gradison-McDonald Municipal Custodian Trust, Hirtle Callaghan Trust, HSBC Funds Trust, HSBC Mutual Funds Trust, The Infinity Mutual Funds, Inc., Magna Funds, MMA Praxis Mutual Funds, Mercantile Mutual Funds, Inc., Metamarkets.com, Meyers Investment Trust, M.S.D.&T Funds, Pacific Capital Funds, Puget Sound Alternative Investment Series Trust, The Republic Funds Trust, The Republic Advisors Funds

                  Trust, Sefton Funds Trust, SSgA International Liquidity Fund, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds and The Vintage Mutual Funds, Inc.

                  (b) Partners of BISYS Fund Services, as of July 31, 2000, were as follows:

Name and Principal Business             Position and Offices with Underwriter  Positions and Offices with Registrant
 Address
BISYS Fund Services, Inc.               Sole General Partner                   None
3435 Stelzer Road
Columbus, Ohio  43219

WC Subsidiary Corporation               Sole Limited Partner                   None
150 Clove Road
Little Falls, New Jersey  07424

Other BISYS Distributors
------------------------

In addition to the following officers of the BISYS related distributors listed below, each distributor has additional officers listed to the right ( business address for each person and distributor unless noted otherwise is 3435 Stelzer Road, Columbus, OH 43219 and unless noted otherwise each person holds no position with the Fund):

      Lynn Mangum       Director
      Dennis Sheehan    Director
      Kevin Dell        Vice President/Secretary
      William Tomko     Sr Vice President
      Robert Tuch       Assistant Secretary

*Barr Rosenberg Funds Distributor, Inc.      Irimga McKay- President
      Barr Rosenberg Funds                   Greg Maddox -Vice President(1)

BNY Hamilton Distributors, Inc.              William J. Tomko- President(2)
      BNY Hamilton Funds, Inc.               Richard Baxt -Sr Vice President(3)

*Centura Funds Distributor, Inc.             Walter B. Grimm- President
      Centura Funds                          William J. Tomko- Sr Vice President

CFD Fund Distributors, Inc.                  Richard Baxt- President
      Chase Funds

Concord Financial Group, Inc.                Walter B. Grimm- President
      ProFunds-

*Evergreen Distributor, Inc.                 D'Ray Moore- President
      Evergreen Funds

*Performance Funds Distributor, Inc.         Walter B. Grimm-President(4)
      Performance Funds                      William J. Tomko- Sr Vice President

The One Group Services Company               Mark Redman- President(5)
      The One Group of Funds                 William Tomko-Sr Vice President (2)

Vista Funds Distributors, Inc.               Richard Baxt- President
      Chase Vista Funds                      Lee Schultheis-Sr Vice President
                                             William J. Tomko- Sr Vice President

Kent Funds Distributors, Inc.

Mentor Distributors, LLC                     D'Ray Moore, President

*IBJ Funds Distributor, Inc.                 Walter B. Grimm, SVP

      * address is 90 Park Avenue, NY, NY

(1) Serves as Assistant Treasurer to Centura Funds

(2) Serves as President to BNY Hamilton Funds and Treasurer to One Group of Funds
(3) Serves as Vice President to BNY Hamilton Funds (4) Serves as President of Performance Funds (5) Serves as president to One Group of Funds

Non-BISYS Distributors
----------------------

(see Part C of post-effective amendments for indicated funds for directors and officers of distributors listed below.)

Glickenhaus & Company
      The Empire Builder Tax-Free Bond Fund

Integrity Investments
      Valiant Funds
Shay Financial Services, Inc.
      MSB Fund. Inc.
      Asset Management Fund, Inc.
      Institutional Investors Capital Appreciation Fund, Inc.

                  (c)      Not Applicable.


ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS


                       In connection with The Brenton Funds, the accounts, books, and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Brenton Bank, 2840 Ingersoll Street, Des Moines, Iowa 50312 (records relating to its function as adviser for Brenton U.S. Government Money Market Fund; Brenton Intermediate U.S. Government Securities Fund and Brenton Value Equity
                       Fund), BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as general manager, administrator and distributor), and BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent).


ITEM 29.          MANAGEMENT SERVICES

                  Not Applicable.

ITEM 30.          UNDERTAKINGS.

                  None

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 72 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 31st day of July, 2000.


                               THE COVENTRY GROUP

                                    By:     /s/ Walter B. Grimm
                                            ---------------------
                                            Walter B. Grimm

By:      /s/ Patrick W.D. Turley
         ----------------------------
         Patrick W.D. Turley, as attorney-in-fact


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                               Title                                       Date
-----------                             ------                                      ------
/s/Walter B. Grimm                      President and Trustee                       July 31, 2000
------------------------
Walter B. Grimm**                       (Principal Executive Officer)

/s/ John H. Ferring IV                  Trustee                                     July 31, 2000
------------------------
John H. Ferring IV***

/s/ Maurice G. Stark                    Trustee                                     July 31, 2000
------------------------
Maurice G. Stark*

/s/ Michael M. Van Buskirk              Trustee                                     July 31, 2000
------------------------
Michael M. Van Buskirk*

/s/ R. Jeffrey Young                    Chairman and Trustee                        July 31, 2000
------------------------
R. Jeffrey Young****

/s/ Nadeem Yousaf                       Treasurer (Principal                        July 31, 2000
------------------------
Nadeem Yousaf****                       Financial and Accounting Officer)

By:      /s/ Patrick W.D. Turley
         ----------------------------------------
         Patrick W.D. Turley, as attorney-in-fact


* Pursuant to power of attorney filed with Pre-Effective Amendment No. 3 on April 6, 1992.

** Pursuant to power of attorney filed with Post-Effective Amendment No. 26 on May 1, 1996.

*** Pursuant to power of attorney filed with Post-Effective Amendment No. 39 on July 31, 1998.


**** Pursuant to power of attorney filed with Post-Effective Amendment No. 63 on November 30, 1999.